UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 85.8%

COMMON STOCKS - 85.8%

Aerospace & Defense - 2.1%
BWX Technologies, Inc.	202	9,615
General Dynamics Corp.	52	9,734
Huntington Ingalls Industries, Inc.(a)	44	8,811
L3 Technologies, Inc.	58	9,587
Teledyne Technologies, Inc.*	76	9,611
		47,358
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	186	8,908

Auto Components - 0.8%
Dana, Inc.(a)	488	9,423
Gentex Corp.(a)	452	9,641
		19,064
Automobiles - 0.9%
Harley-Davidson, Inc.(a)	164	9,922
Thor Industries, Inc.	100	9,613
		19,535
Banks - 10.8%
Bank of America Corp.(a)	388	9,153
BOK Financial Corp.(a)	118	9,236
Citizens Financial Group, Inc.(a)	270	9,328
Comerica, Inc.(a)	134	9,190
Cullen/Frost Bankers, Inc.(a)	112	9,965
East West Bancorp, Inc.(a)	176	9,083
Fifth Third Bancorp(a)	384	9,754
First Horizon National Corp.(a)	492	9,102
Fulton Financial Corp.(a)	498	8,889
Hancock Holding Co.(a)	212	9,657
IBERIABANK Corp.(a)	120	9,492
JPMorgan Chase & Co.	110	9,662
KeyCorp(a)	508	9,032
PacWest Bancorp(a)	176	9,374
PNC Financial Services Group, Inc. (The)	80	9,619
Popular, Inc.(a)	224	9,124
Prosperity Bancshares, Inc.(a)	138	9,620
Regions Financial Corp.	626	9,096
SunTrust Banks, Inc.	160	8,848
SVB Financial Group*	50	9,304
Texas Capital Bancshares, Inc.*	106	8,846
UMB Financial Corp.	132	9,941
Webster Financial Corp.	180	9,007
Western Alliance Bancorp*	184	9,033
Wintrust Financial Corp.	136	9,400
Zions Bancorp	228	9,576
		242,331
Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc.*(a)	280	9,627
Alkermes plc*(a)	170	9,945
Bluebird Bio, Inc.*(a)	106	9,635
Incyte Corp.*(a)	72	9,624
Kite Pharma, Inc.*	124	9,733
Seattle Genetics, Inc.*	144	9,052
TESARO, Inc.*	62	9,540
		67,156
Building Products - 0.4%
USG Corp.*	304	9,667

Capital Markets - 3.4%
Charles Schwab Corp. (The)	236	9,631
E*TRADE Financial Corp.*(a)	276	9,630
Goldman Sachs Group, Inc. (The)	42	9,648
LPL Financial Holdings, Inc.(a)	242	9,639
MarketAxess Holdings, Inc.(a)	52	9,750
Morgan Stanley(a)	210	8,996
Raymond James Financial, Inc.	122	9,304
Stifel Financial Corp.*	176	8,833
		75,431
Chemicals - 2.2%
Albemarle Corp.(a)	94	9,930
Chemours Co. (The)(a)	250	9,625
FMC Corp.	138	9,604
Huntsman Corp.(a)	426	10,454
Olin Corp.	292	9,598
		49,211
Commercial Services & Supplies - 1.3%
Cintas Corp.	76	9,617
Copart, Inc.*(a)	162	10,033
Rollins, Inc.	260	9,654
		29,304
Communications Equipment - 2.1%
Arista Networks, Inc.*	72	9,524
Finisar Corp.*(a)	356	9,733
InterDigital, Inc.(a)	108	9,320
Lumentum Holdings, Inc.*(a)	182	9,710
NetScout Systems, Inc.*	254	9,639
		47,926
Construction & Engineering - 0.4%
Quanta Services, Inc.*(a)	256	9,500

Construction Materials - 0.9%
Eagle Materials, Inc.(a)	100	9,714
Martin Marietta Materials, Inc.(a)	46	10,040
		19,754
Consumer Finance - 0.4%
SLM Corp.*	794	9,607

Containers & Packaging - 1.3%
Berry Plastics Group, Inc.*(a)	200	9,714
Packaging Corp. of America(a)	106	9,712
WestRock Co.	178	9,261
		28,687
Distributors - 0.4%
Pool Corp.(a)	82	9,785

Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc.*(a)	134	9,596

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

Diversified Financial Services - 0.4%
Leucadia National Corp.(a)	362	9,412

Electric Utilities - 0.4%
ALLETE, Inc.(a)	142	9,615

Electrical Equipment - 0.4%
EnerSys(a)	124	9,789

Electronic Equipment, Instruments & Components - 1.3%
Cognex Corp.(a)	124	10,410
Jabil Circuit, Inc.	334	9,659
Universal Display Corp.	112	9,643
		29,712
Energy Equipment & Services - 1.3%
Nabors Industries Ltd.(a)	734	9,594
Patterson-UTI Energy, Inc.(a)	368	8,931
US Silica Holdings, Inc.	202	9,694
		28,219
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent, Class A	422	9,689
Corporate Office Properties Trust(a)	280	9,268
GEO Group, Inc. (The)(a)	200	9,274
Uniti Group, Inc.	358	9,254
		37,485
Food Products - 1.7%
Archer-Daniels-Midland Co.(a)	202	9,300
Bunge Ltd.	122	9,670
Pinnacle Foods, Inc.(a)	166	9,606
Snyder's-Lance, Inc.	238	9,594
		38,170
Gas Utilities - 1.8%
National Fuel Gas Co.(a)	172	10,255
South Jersey Industries, Inc.	270	9,625
Southwest Gas Holdings, Inc.	112	9,286
UGI Corp.	212	10,473
		39,639
Health Care Equipment & Supplies - 3.2%
ABIOMED, Inc.*(a)	78	9,766
Align Technology, Inc.*(a)	92	10,553
Baxter International, Inc.(a)	204	10,579
Boston Scientific Corp.*(a)	404	10,047
IDEXX Laboratories, Inc.*(a)	66	10,204
NuVasive, Inc.*(a)	138	10,306
Teleflex, Inc.	50	9,687
		71,142
Health Care Providers & Services - 1.8%
Chemed Corp.	52	9,500
Quest Diagnostics, Inc.(a)	98	9,622
UnitedHealth Group, Inc.	62	10,169
WellCare Health Plans, Inc.*	72	10,095
		39,386
Health Care Technology - 0.4%
Veeva Systems, Inc., Class A*	188	9,641

Hotels, Restaurants & Leisure - 2.6%
Domino's Pizza, Inc.(a)	50	9,215
Hilton Worldwide Holdings, Inc.(a)	168	9,821
Jack in the Box, Inc.(a)	96	9,765
MGM Resorts International(a)	346	9,481
Royal Caribbean Cruises Ltd.	98	9,615
Vail Resorts, Inc.(a)	50	9,595
		57,492
Household Durables - 0.4%
PulteGroup, Inc.	410	9,655

Household Products - 0.9%
Energizer Holdings, Inc.(a)	172	9,589
Spectrum Brands Holdings, Inc.	72	10,009
		19,598
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.(a)	516	9,649

Insurance - 2.6%
Assured Guaranty Ltd.(a)	250	9,277
Lincoln National Corp.(a)	150	9,818
Primerica, Inc.(a)	118	9,700
Principal Financial Group, Inc.(a)	152	9,593
Prudential Financial, Inc.(a)	86	9,174
Unum Group	214	10,034
		57,596
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.*(a)	10	8,865
Liberty Ventures, Series A*(a)	218	9,697
Netflix, Inc.*(a)	66	9,755
Priceline Group, Inc. (The)*(a)	6	10,680
		38,997
Internet Software & Services - 0.4%
Yelp, Inc.*	280	9,170

IT Services - 0.8%
Computer Sciences Corp.(a)	138	9,523
Science Applications International Corp.	120	8,928
		18,451
Leisure Products - 0.4%
Brunswick Corp.(a)	160	9,792

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	52	10,366
Mettler-Toledo International, Inc.*	20	9,578
		19,944
Machinery - 4.4%
Crane Co.(a)	134	10,027
Cummins, Inc.(a)	70	10,584
Kennametal, Inc.(a)	246	9,651
Lincoln Electric Holdings, Inc.(a)	110	9,555
Middleby Corp. (The)*(a)	72	9,824
Nordson Corp.(a)	80	9,827

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Oshkosh Corp.(a)	142	9,740
Parker-Hannifin Corp.(a)	62	9,940
Timken Co. (The)	220	9,944
Toro Co. (The)	166	10,368
		99,460
Media - 2.7%
Cable One, Inc.(a)	16	9,991
CBS Corp. (Non-Voting), Class B(a)	150	10,404
Charter Communications, Inc., Class A*(a)	30	9,820
Cinemark Holdings, Inc.(a)	228	10,109
Liberty Broadband Corp.*(a)	114	9,850
Live Nation Entertainment, Inc.*(a)	334	10,144
		60,318
Metals & Mining - 1.3%
Alcoa Corp.	280	9,632
Steel Dynamics, Inc.	280	9,733
United States Steel Corp.	286	9,669
		29,034
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Chimera Investment Corp.(a)	498	10,049
New Residential Investment Corp.(a)	568	9,645
		19,694
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.(a)	350	9,649
DTE Energy Co.	94	9,598
MDU Resources Group, Inc.(a)	356	9,744
Vectren Corp.	178	10,433
		39,424
Oil, Gas & Consumable Fuels - 3.9%
Continental Resources, Inc.*(a)	214	9,720
Energen Corp.*	178	9,690
Oasis Petroleum, Inc.*(a)	652	9,298
ONEOK, Inc.(a)	180	9,979
Parsley Energy, Inc., Class A*(a)	314	10,208
Rice Energy, Inc.*	406	9,622
Targa Resources Corp.	176	10,543
Williams Cos., Inc. (The)	326	9,646
WPX Energy, Inc.*	740	9,909
		88,615
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.*	388	9,630

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A(a)	190	10,553

Pharmaceuticals - 0.4%
Medicines Co. (The)*(a)	184	8,998

Road & Rail - 0.8%
CSX Corp.(a)	208	9,682
Norfolk Southern Corp.(a)	78	8,734
		18,416
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc.*(a)	656	9,545
Applied Materials, Inc.(a)	264	10,269
Cirrus Logic, Inc.*(a)	158	9,589
Lam Research Corp.(a)	76	9,755
Marvell Technology Group Ltd.(a)	610	9,309
Microchip Technology, Inc.(a)	132	9,739
Micron Technology, Inc.*(a)	332	9,595
NVIDIA Corp.(a)	92	10,021
ON Semiconductor Corp.*(a)	628	9,728
		87,550
Software - 3.5%
Activision Blizzard, Inc.(a)	212	10,570
Autodesk, Inc.*(a)	120	10,376
Electronic Arts, Inc.*	108	9,668
Proofpoint, Inc.*(a)	120	8,923
PTC, Inc.*	184	9,669
Symantec Corp.	314	9,634
Take-Two Interactive Software, Inc.*	162	9,602
VMware, Inc., Class A*	106	9,767
		78,209
Specialty Retail - 1.7%
Best Buy Co., Inc.(a)	196	9,633
Burlington Stores, Inc.*(a)	98	9,534
Tiffany & Co.	102	9,721
Ulta Beauty, Inc.*	34	9,698
		38,586
Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp.*(a)	198	9,044
NetApp, Inc.(a)	228	9,542
		18,586
Thrifts & Mortgage Finance - 0.8%
Radian Group, Inc.(a)	534	9,591
Washington Federal, Inc.	286	9,466
		19,057
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A(a)	96	9,865
United Rentals, Inc.*	78	9,754
		19,619
Wireless Telecommunication Services - 0.4%
Sprint Corp.*	1,054	9,149

TOTAL COMMON STOCKS (Cost $1,753,346)		1,930,272

TOTAL LONG POSITIONS (Cost $1,753,346)		1,930,272

SHORT POSITIONS - (82.8)%

COMMON STOCKS - (82.8)%

Aerospace & Defense - (0.9)%
Rockwell Collins, Inc.	(104)	(10,104)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
TransDigm Group, Inc.	(42)	(9,247)
		(19,351)
Air Freight & Logistics - (0.8)%
CH Robinson Worldwide, Inc.	(116)	(8,966)
United Parcel Service, Inc., Class B	(88)	(9,442)
		(18,408)
Airlines - (0.5)%
JetBlue Airways Corp.*	(490)	(10,099)

Auto Components - (0.4)%
Autoliv, Inc.	(92)	(9,408)

Banks - (0.8)%
BankUnited, Inc.	(250)	(9,328)
Signature Bank*	(64)	(9,497)
		(18,825)
Beverages - (1.3)%
Brown-Forman Corp., Class B	(208)	(9,605)
Coca-Cola Co. (The)	(220)	(9,337)
Monster Beverage Corp.*	(216)	(9,973)
		(28,915)
Biotechnology - (2.9)%
Alexion Pharmaceuticals, Inc.*	(78)	(9,457)
Alnylam Pharmaceuticals, Inc.*	(178)	(9,123)
Gilead Sciences, Inc.	(132)	(8,965)
Juno Therapeutics, Inc.*	(422)	(9,364)
OPKO Health, Inc.*	(1,172)	(9,376)
Regeneron Pharmaceuticals, Inc.*	(26)	(10,075)
Vertex Pharmaceuticals, Inc.*	(86)	(9,404)
		(65,764)
Building Products - (0.4)%
Fortune Brands Home & Security, Inc.	(160)	(9,736)

Capital Markets - (2.1)%
Affiliated Managers Group, Inc.	(58)	(9,509)
Federated Investors, Inc., Class B	(354)	(9,324)
Invesco Ltd.	(306)	(9,373)
Legg Mason, Inc.	(258)	(9,316)
T Rowe Price Group, Inc.	(130)	(8,860)
		(46,382)
Chemicals - (3.4)%
Air Products & Chemicals, Inc.	(70)	(9,470)
CF Industries Holdings, Inc.	(316)	(9,275)
Ecolab, Inc.	(78)	(9,777)
LyondellBasell Industries NV, Class A	(108)	(9,848)
Mosaic Co. (The)	(320)	(9,338)
PPG Industries, Inc.	(90)	(9,457)
Sherwin-Williams Co. (The)	(32)	(9,926)
WR Grace & Co.	(130)	(9,062)
		(76,153)
Commercial Services & Supplies - (0.8)%
Pitney Bowes, Inc.	(672)	(8,810)
Stericycle, Inc.*	(112)	(9,284)
		(18,094)
Communications Equipment - (1.6)%
ARRIS International plc*	(356)	(9,416)
Juniper Networks, Inc.	(340)	(9,462)
Palo Alto Networks, Inc.*	(84)	(9,465)
ViaSat, Inc.*	(134)	(8,552)
		(36,895)
Construction & Engineering - (0.8)%
Chicago Bridge & Iron Co. NV	(290)	(8,918)
Fluor Corp.	(178)	(9,366)
		(18,284)
Containers & Packaging - (2.9)%
AptarGroup, Inc.	(130)	(10,009)
Ball Corp.	(124)	(9,208)
Bemis Co., Inc.	(186)	(9,088)
Crown Holdings, Inc.*	(172)	(9,107)
Graphic Packaging Holding Co.	(692)	(8,906)
Sealed Air Corp.	(196)	(8,542)
Silgan Holdings, Inc.	(162)	(9,616)
		(64,476)
Diversified Consumer Services - (0.4)%
H&R Block, Inc.	(404)	(9,393)

Diversified Telecommunication Services - (0.4)%
CenturyLink, Inc.	(382)	(9,004)

Electric Utilities - (2.2)%
Eversource Energy	(174)	(10,228)
FirstEnergy Corp.	(314)	(9,991)
Great Plains Energy, Inc.	(344)	(10,052)
PPL Corp.	(250)	(9,348)
Southern Co. (The)	(194)	(9,657)
		(49,276)
Electrical Equipment - (1.2)%
Acuity Brands, Inc.	(42)	(8,568)
AMETEK, Inc.	(186)	(10,059)
Sensata Technologies Holding NV*	(214)	(9,345)
		(27,972)
Electronic Equipment, Instruments & Components - (0.9)%
Avnet, Inc.	(212)	(9,701)
National Instruments Corp.	(302)	(9,833)
		(19,534)
Energy Equipment & Services - (1.3)%
Ensco plc, Class A	(1,054)	(9,433)
Oceaneering International, Inc.	(340)	(9,207)
Weatherford International plc*	(1,412)	(9,390)
		(28,030)
Equity Real Estate Investment Trusts (REITs) - (13.4)%
Apple Hospitality REIT, Inc.	(474)	(9,053)
AvalonBay Communities, Inc.	(50)	(9,180)
Brixmor Property Group, Inc.	(440)	(9,442)
Columbia Property Trust, Inc.	(426)	(9,479)
CoreCivic, Inc.	(276)	(8,672)
CubeSmart	(340)	(8,826)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
DDR Corp.	(750)	(9,398)
Education Realty Trust, Inc.	(218)	(8,905)
Equity Residential	(150)	(9,333)
Essex Property Trust, Inc.	(42)	(9,724)
Extra Space Storage, Inc.	(124)	(9,224)
Federal Realty Investment Trust	(68)	(9,078)
Forest City Realty Trust, Inc., Class A	(432)	(9,409)
GGP, Inc.	(380)	(8,808)
Healthcare Realty Trust, Inc.	(288)	(9,360)
Kimco Realty Corp.	(426)	(9,410)
Life Storage, Inc.	(114)	(9,362)
Macerich Co. (The)	(142)	(9,145)
National Retail Properties, Inc.	(204)	(8,899)
Omega Healthcare Investors, Inc.	(296)	(9,765)
Paramount Group, Inc.	(532)	(8,624)
Public Storage	(40)	(8,756)
Realty Income Corp.	(150)	(8,930)
Regency Centers Corp.	(136)	(9,029)
Retail Properties of America, Inc., Class A	(632)	(9,114)
Simon Property Group, Inc.	(54)	(9,290)
Spirit Realty Capital, Inc.	(932)	(9,441)
STORE Capital Corp.	(370)	(8,836)
Tanger Factory Outlet Centers, Inc.	(272)	(8,913)
Taubman Centers, Inc.	(134)	(8,847)
UDR, Inc.	(254)	(9,210)
Weingarten Realty Investors	(260)	(8,681)
Welltower, Inc.	(142)	(10,056)
		(302,199)
Food & Staples Retailing - (1.3)%
CVS Health Corp.	(126)	(9,891)
Kroger Co. (The)	(318)	(9,378)
Sprouts Farmers Market, Inc.*	(404)	(9,340)
		(28,609)
Food Products - (1.2)%
Hain Celestial Group, Inc. (The)*	(260)	(9,672)
Hormel Foods Corp.	(262)	(9,073)
TreeHouse Foods, Inc.*	(108)	(9,143)
		(27,888)
Gas Utilities - (0.4)%
Spire, Inc.	(142)	(9,585)

Health Care Providers & Services - (2.1)%
Acadia Healthcare Co., Inc.*	(206)	(8,982)
Express Scripts Holding Co.*	(130)	(8,568)
LifePoint Health, Inc.*	(144)	(9,432)
McKesson Corp.	(68)	(10,082)
Patterson Cos., Inc.	(204)	(9,227)
		(46,291)
Health Care Technology - (0.8)%
athenahealth, Inc.*	(76)	(8,564)
Cerner Corp.*	(168)	(9,887)
		(18,451)
Hotels, Restaurants & Leisure - (0.4)%
Chipotle Mexican Grill, Inc.*	(22)	(9,801)

Independent Power and Renewable Electricity Producers - (0.4)%
Calpine Corp.*	(808)	(8,928)

Industrial Conglomerates - (0.4)%
General Electric Co.	(320)	(9,536)

Insurance - (2.1)%
AmTrust Financial Services, Inc.	(508)	(9,378)
First American Financial Corp.	(236)	(9,270)
Markel Corp.*	(10)	(9,759)
Willis Towers Watson plc	(78)	(10,209)
XL Group Ltd.	(228)	(9,088)
		(47,704)
Internet & Direct Marketing Retail - (0.8)%
Liberty Interactive Corp. QVC Group, Class A*	(464)	(9,289)
TripAdvisor, Inc.*	(222)	(9,582)
		(18,871)
Internet Software & Services - (1.2)%
CoStar Group, Inc.*	(46)	(9,532)
Twitter, Inc.*	(580)	(8,671)
VeriSign, Inc.*	(108)	(9,408)
		(27,611)
IT Services - (3.8)%
Amdocs Ltd.	(152)	(9,270)
Cognizant Technology Solutions Corp., Class A*	(156)	(9,285)
DST Systems, Inc.	(82)	(10,045)
EPAM Systems, Inc.*	(126)	(9,516)
Euronet Worldwide, Inc.*	(112)	(9,578)
Genpact Ltd.	(406)	(10,053)
PayPal Holdings, Inc.*	(218)	(9,378)
Sabre Corp.	(402)	(8,518)
Western Union Co. (The)	(470)	(9,565)
		(85,208)
Leisure Products - (0.4)%
Mattel, Inc.	(358)	(9,168)

Life Sciences Tools & Services - (0.4)%
Bruker Corp.	(382)	(8,912)

Machinery - (1.3)%
Flowserve Corp.	(194)	(9,393)
ITT, Inc.	(228)	(9,353)
Wabtec Corp.	(120)	(9,360)
		(28,106)
Media - (1.2)%
AMC Networks, Inc., Class A*	(154)	(9,037)
Liberty Global plc LiLAC, Class C*	(376)	(8,663)
Lions Gate Entertainment Corp., Class B*	(352)	(8,582)
		(26,282)
Metals & Mining - (0.4)%
Compass Minerals International, Inc.	(138)	(9,363)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail - (1.6)%
Kohl's Corp.	(238)	(9,475)
Macy's, Inc.	(316)	(9,366)
Nordstrom, Inc.	(200)	(9,314)
Target Corp.	(158)	(8,720)
		(36,875)
Multi-Utilities - (0.4)%
NorthWestern Corp.	(168)	(9,862)

Oil, Gas & Consumable Fuels - (3.3)%
Antero Resources Corp.*	(390)	(8,896)
EQT Corp.	(156)	(9,532)
Exxon Mobil Corp.	(114)	(9,349)
Gulfport Energy Corp.*	(534)	(9,179)
HollyFrontier Corp.	(328)	(9,296)
Occidental Petroleum Corp.	(142)	(8,997)
Phillips 66	(112)	(8,873)
Range Resources Corp.	(324)	(9,428)
		(73,550)
Personal Products - (1.7)%
Coty, Inc., Class A	(518)	(9,391)
Edgewell Personal Care Co.*	(128)	(9,362)
Estee Lauder Cos., Inc. (The), Class A	(112)	(9,496)
Herbalife Ltd.*	(162)	(9,419)
		(37,668)
Pharmaceuticals - (2.9)%
Akorn, Inc.*	(390)	(9,391)
Allergan plc	(38)	(9,079)
Bristol-Myers Squibb Co.	(164)	(8,918)
Endo International plc*	(842)	(9,397)
Mallinckrodt plc*	(210)	(9,360)
Mylan NV*	(222)	(8,656)
Perrigo Co. plc	(142)	(9,427)
		(64,228)
Professional Services - (0.4)%
Verisk Analytics, Inc.*	(114)	(9,250)

Real Estate Management & Development - (0.8)%
Jones Lang LaSalle, Inc.	(80)	(8,916)
Realogy Holdings Corp.	(334)	(9,950)
		(18,866)
Road & Rail - (0.8)%
Genesee & Wyoming, Inc., Class A*	(138)	(9,365)
Kansas City Southern	(104)	(8,919)
		(18,284)
Semiconductors & Semiconductor Equipment - (0.8)%
Cree, Inc.*	(344)	(9,195)
First Solar, Inc.*	(344)	(9,323)
		(18,518)
Software - (3.8)%
CA, Inc.	(286)	(9,072)
Guidewire Software, Inc.*	(170)	(9,576)
Manhattan Associates, Inc.*	(180)	(9,369)
Nuance Communications, Inc.*	(540)	(9,347)
Oracle Corp.	(218)	(9,725)
Red Hat, Inc.*	(108)	(9,342)
Tableau Software, Inc., Class A*	(188)	(9,316)
Ultimate Software Group, Inc. (The)*	(48)	(9,370)
Verint Systems, Inc.*	(214)	(9,282)
		(84,399)
Specialty Retail - (3.7)%
AutoNation, Inc.*	(224)	(9,473)
Bed Bath & Beyond, Inc.	(216)	(8,523)
GameStop Corp., Class A	(380)	(8,569)
L Brands, Inc.	(200)	(9,420)
Sally Beauty Holdings, Inc.*	(426)	(8,708)
Signet Jewelers Ltd.	(144)	(9,975)
Tractor Supply Co.	(130)	(8,966)
Urban Outfitters, Inc.*	(398)	(9,457)
Williams-Sonoma, Inc.	(178)	(9,544)
		(82,635)
Technology Hardware, Storage & Peripherals - (0.4)%
Xerox Corp.	(1,272)	(9,337)

Textiles, Apparel & Luxury Goods - (2.9)%
Carter's, Inc.	(114)	(10,237)
Hanesbrands, Inc.	(416)	(8,636)
Michael Kors Holdings Ltd.*	(254)	(9,680)
NIKE, Inc., Class B	(162)	(9,028)
Ralph Lauren Corp.	(106)	(8,652)
Skechers U.S.A., Inc., Class A*	(342)	(9,388)
VF Corp.	(170)	(9,345)
		(64,966)
Thrifts & Mortgage Finance - (0.4)%
New York Community Bancorp, Inc.	(606)	(8,466)

Trading Companies & Distributors - (0.4)%
WW Grainger, Inc.	(40)	(9,310)

Water Utilities - (0.5)%
Aqua America, Inc.	(318)	(10,224)

TOTAL COMMON STOCKS (Proceeds $(1,928,987))		(1,862,950)

TOTAL SHORT POSITIONS (Proceeds $(1,928,987))		(1,862,950)

Total Investments - 3.0% (Cost $(175,641))		67,322
Other Assets Less Liabilities - 97.0%		2,181,400
Net assets - 100.0%		2,248,722

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,200,887.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,639
Aggregate gross unrealized depreciation	(88,558)
Net unrealized appreciation	$237,081
Federal income tax cost of investments	$(169,759)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
261,674	USD	10/04/2017	Morgan Stanley	1.41%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(1))	$58,867
(297,166)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(1))	0.38%	(78,577)
						$(19,710)

(1)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 84.8%

COMMON STOCKS - 84.8%

Aerospace & Defense - 0.4%
Spirit AeroSystems Holdings, Inc., Class A	99	5,734

Air Freight & Logistics - 0.4%
FedEx Corp.(a)	30	5,855

Airlines - 2.2%
Alaska Air Group, Inc.(a)	61	5,626
Delta Air Lines, Inc.(a)	120	5,515
JetBlue Airways Corp.*(a)	296	6,101
Spirit Airlines, Inc.*	104	5,519
United Continental Holdings, Inc.*	83	5,863
		28,624
Auto Components - 2.6%
Autoliv, Inc.(a)	50	5,113
BorgWarner, Inc.(a)	133	5,558
Dana, Inc.(a)	311	6,005
Goodyear Tire & Rubber Co. (The)(a)	160	5,760
Lear Corp.(a)	40	5,663
Tenneco, Inc.	90	5,618
		33,717
Automobiles - 0.9%
Ford Motor Co.(a)	483	5,622
General Motors Co.(a)	160	5,658
		11,280
Banks - 4.1%
Bank of America Corp.(a)	228	5,379
CIT Group, Inc.(a)	140	6,010
Citigroup, Inc.(a)	92	5,503
Citizens Financial Group, Inc.(a)	150	5,183
JPMorgan Chase & Co.(a)	62	5,446
KeyCorp(a)	299	5,316
Popular, Inc.(a)	131	5,336
Regions Financial Corp.	368	5,347
SunTrust Banks, Inc.	94	5,198
Umpqua Holdings Corp.	327	5,801
		54,519
Biotechnology - 1.2%
Amgen, Inc.(a)	32	5,250
Gilead Sciences, Inc.(a)	78	5,298
United Therapeutics Corp.*	41	5,551
		16,099
Building Products - 0.9%
Owens Corning	96	5,891
USG Corp.*	167	5,311
		11,202
Capital Markets - 1.2%
Goldman Sachs Group, Inc. (The)(a)	23	5,284
Legg Mason, Inc.	149	5,380
Morgan Stanley	123	5,269
		15,933
Chemicals - 1.3%
Eastman Chemical Co.(a)	72	5,818
Huntsman Corp.(a)	225	5,521
Westlake Chemical Corp.	88	5,812
		17,151
Commercial Services & Supplies - 0.8%
Pitney Bowes, Inc.	407	5,336
Stericycle, Inc.*	67	5,553
		10,889
Communications Equipment - 1.7%
ARRIS International plc*	202	5,343
Cisco Systems, Inc.(a)	176	5,949
CommScope Holding Co., Inc.*(a)	133	5,547
Juniper Networks, Inc.(a)	200	5,566
		22,405
Construction & Engineering - 1.7%
AECOM*(a)	167	5,944
Chicago Bridge & Iron Co. NV(a)	171	5,258
Fluor Corp.(a)	107	5,630
Jacobs Engineering Group, Inc.(a)	103	5,694
		22,526
Consumer Finance - 1.2%
Ally Financial, Inc.(a)	251	5,103
Capital One Financial Corp.(a)	66	5,720
Navient Corp.	357	5,269
		16,092
Containers & Packaging - 1.7%
Graphic Packaging Holding Co.(a)	419	5,392
International Paper Co.(a)	101	5,129
Owens-Illinois, Inc.*	283	5,768
WestRock Co.	107	5,567
		21,856
Diversified Financial Services - 0.9%
Leucadia National Corp.	212	5,512
Voya Financial, Inc.	150	5,694
		11,206
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.(a)	242	5,704

Electric Utilities - 2.6%
Duke Energy Corp.(a)	68	5,577
Entergy Corp.(a)	73	5,545
Exelon Corp.(a)	160	5,757
FirstEnergy Corp.(a)	184	5,855
Great Plains Energy, Inc.(a)	193	5,639
OGE Energy Corp.	152	5,317
		33,690
Electrical Equipment - 1.3%
Eaton Corp. plc(a)	78	5,784
Regal Beloit Corp.	75	5,674
Sensata Technologies Holding NV*	138	6,026
		17,484
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc.*(a)	82	6,020
Avnet, Inc.(a)	122	5,583
Belden, Inc.(a)	75	5,189

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Corning, Inc.(a)	204	5,508
Jabil Circuit, Inc.(a)	193	5,581
SYNNEX Corp.	50	5,597
Tech Data Corp.*	59	5,540
		39,018
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.*(a)	319	5,330
Ensco plc, Class A(a)	625	5,594
Transocean Ltd.*	447	5,565
		16,489
Equity Real Estate Investment Trusts (REITs) - 0.8%
Colony NorthStar, Inc., Class A(a)	412	5,319
Medical Properties Trust, Inc.	419	5,401
		10,720
Food & Staples Retailing - 0.9%
CVS Health Corp.(a)	75	5,887
United Natural Foods, Inc.*	129	5,577
		11,464
Food Products - 1.3%
Bunge Ltd.(a)	68	5,390
Darling Ingredients, Inc.*(a)	381	5,532
Tyson Foods, Inc., Class A	91	5,615
		16,537
Health Care Equipment & Supplies - 0.4%
STERIS plc	80	5,557

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.*(a)	125	5,450
Aetna, Inc.(a)	44	5,612
Anthem, Inc.(a)	34	5,623
Centene Corp.*(a)	79	5,630
DaVita, Inc.*(a)	81	5,506
Envision Healthcare Corp.*(a)	84	5,151
Express Scripts Holding Co.*(a)	85	5,602
Laboratory Corp. of America Holdings*	39	5,595
LifePoint Health, Inc.*	88	5,764
McKesson Corp.	40	5,930
Molina Healthcare, Inc.*	110	5,016
Universal Health Services, Inc., Class B	45	5,600
		66,479
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.(a)	100	5,891
Norwegian Cruise Line Holdings Ltd.*	121	6,138
Royal Caribbean Cruises Ltd.	61	5,985
		18,014
Household Durables - 1.2%
CalAtlantic Group, Inc.	149	5,580
Newell Brands, Inc.	114	5,377
Whirlpool Corp.	32	5,483
		16,440
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.(a)	501	5,601
Calpine Corp.*(a)	481	5,315
		10,916
Insurance - 8.2%
Aflac, Inc.(a)	81	5,866
American International Group, Inc.(a)	92	5,744
Aspen Insurance Holdings Ltd.(a)	109	5,674
Assured Guaranty Ltd.(a)	137	5,084
Axis Capital Holdings Ltd.(a)	81	5,429
Chubb Ltd.	41	5,586
CNO Financial Group, Inc.(a)	268	5,494
Everest Re Group Ltd.	26	6,079
Hanover Insurance Group, Inc. (The)	68	6,124
Hartford Financial Services Group, Inc. (The)(a)	120	5,768
Lincoln National Corp.	80	5,236
MetLife, Inc.	106	5,599
Old Republic International Corp.	275	5,632
Prudential Financial, Inc.	51	5,441
Reinsurance Group of America, Inc.	43	5,460
Travelers Cos., Inc. (The)	46	5,545
Unum Group	126	5,908
Validus Holdings Ltd.	104	5,865
XL Group Ltd.	150	5,979
		107,513
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group, Class A*	294	5,886

IT Services - 2.1%
Alliance Data Systems Corp.(a)	22	5,478
CACI International, Inc., Class A*	47	5,513
CoreLogic, Inc.*(a)	137	5,578
First Data Corp., Class A*	358	5,549
Leidos Holdings, Inc.(a)	105	5,370
		27,488
Machinery - 1.3%
Oshkosh Corp.	83	5,693
Pentair plc	88	5,525
Trinity Industries, Inc.	218	5,788
		17,006
Marine - 0.4%
Kirby Corp.*(a)	81	5,715

Media - 0.8%
Lions Gate Entertainment Corp., Class B*	226	5,510
TEGNA, Inc.	218	5,585
		11,095
Metals & Mining - 1.7%
Freeport-McMoRan, Inc.*(a)	422	5,638
Reliance Steel & Aluminum Co.	71	5,681
Steel Dynamics, Inc.	170	5,909
United States Steel Corp.	164	5,545
		22,773
Mortgage Real Estate Investment Trusts (REITs) - 3.5%
AGNC Investment Corp.(a)	279	5,549

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Annaly Capital Management, Inc.	506	5,622
Blackstone Mortgage Trust, Inc., Class A(a)	189	5,852
Chimera Investment Corp.(a)	275	5,550
MFA Financial, Inc.	693	5,599
New Residential Investment Corp.	334	5,671
Starwood Property Trust, Inc.	259	5,848
Two Harbors Investment Corp.	627	6,013
		45,704
Multiline Retail - 0.8%
Kohl's Corp.(a)	144	5,733
Macy's, Inc.	171	5,068
		10,801
Multi-Utilities - 0.8%
Consolidated Edison, Inc.(a)	73	5,669
Public Service Enterprise Group, Inc.	122	5,411
		11,080
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp.*	243	5,543
HollyFrontier Corp.(a)	178	5,045
Marathon Petroleum Corp.	110	5,559
PBF Energy, Inc., Class A	228	5,055
Southwestern Energy Co.*	749	6,119
Tesoro Corp.	71	5,755
Valero Energy Corp.	83	5,502
World Fuel Services Corp.(a)	155	5,619
		44,197
Paper & Forest Products - 0.8%
Domtar Corp.	138	5,040
Louisiana-Pacific Corp.*	237	5,882
		10,922
Pharmaceuticals - 1.6%
Endo International plc*(a)	499	5,569
Mallinckrodt plc*	125	5,571
Mylan NV*	135	5,264
Perrigo Co. plc	76	5,045
		21,449
Professional Services - 0.4%
ManpowerGroup, Inc.	54	5,539

Road & Rail - 1.3%
Genesee & Wyoming, Inc., Class A*(a)	76	5,157
Kansas City Southern(a)	69	5,918
Ryder System, Inc.	76	5,733
		16,808
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.(a)	154	5,554
Micron Technology, Inc.*	192	5,549
ON Semiconductor Corp.*	369	5,716
Qorvo, Inc.*	89	6,102
QUALCOMM, Inc.	100	5,734
		28,655
Software - 0.8%
CA, Inc.(a)	174	5,519
Nuance Communications, Inc.*	328	5,678
		11,197
Specialty Retail - 3.7%
American Eagle Outfitters, Inc.(a)	394	5,528
AutoNation, Inc.*(a)	123	5,202
Bed Bath & Beyond, Inc.(a)	145	5,722
Best Buy Co., Inc.(a)	113	5,554
GameStop Corp., Class A(a)	228	5,141
Gap, Inc. (The)(a)	229	5,562
Signet Jewelers Ltd.	87	6,027
Staples, Inc.	598	5,244
Urban Outfitters, Inc.*	216	5,132
		49,112
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.(a)	41	5,890
Hewlett Packard Enterprise Co.(a)	235	5,570
HP, Inc.(a)	321	5,739
NetApp, Inc.	135	5,650
Seagate Technology plc	127	5,833
Western Digital Corp.	72	5,942
Xerox Corp.	827	6,070
		40,694
Textiles, Apparel & Luxury Goods - 1.7%
Michael Kors Holdings Ltd.*(a)	154	5,869
PVH Corp.	54	5,588
Ralph Lauren Corp.	65	5,305
Skechers U.S.A., Inc., Class A*	203	5,572
		22,334
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	544	5,511
Radian Group, Inc.	325	5,837
		11,348
Trading Companies & Distributors - 1.3%
Air Lease Corp.(a)	145	5,619
United Rentals, Inc.*	46	5,752
WESCO International, Inc.*	83	5,773
		17,144
TOTAL COMMON STOCKS (Cost $1,108,478)		1,118,060

TOTAL LONG POSITIONS (Cost $1,108,478)		1,118,060

SHORT POSITIONS - (85.7)%

COMMON STOCKS - (85.7)%

Aerospace & Defense - (0.9)%
BWX Technologies, Inc.	(118)	(5,617)
TransDigm Group, Inc.	(26)	(5,724)
		(11,341)
Air Freight & Logistics - (0.4)%
CH Robinson Worldwide, Inc.	(73)	(5,642)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Automobiles - (0.4)%
Tesla, Inc.*	(20)	(5,566)

Beverages - (1.3)%
Brown-Forman Corp., Class B	(122)	(5,634)
Coca-Cola Co. (The)	(133)	(5,644)
Monster Beverage Corp.*	(122)	(5,633)
		(16,911)
Biotechnology - (5.6)%
ACADIA Pharmaceuticals, Inc.*	(164)	(5,638)
Alkermes plc*	(96)	(5,616)
BioMarin Pharmaceutical, Inc.*	(64)	(5,618)
Incyte Corp.*	(42)	(5,614)
Intercept Pharmaceuticals, Inc.*	(50)	(5,655)
Ionis Pharmaceuticals, Inc.*	(141)	(5,668)
Kite Pharma, Inc.*	(73)	(5,730)
Neurocrine Biosciences, Inc.*	(131)	(5,672)
Portola Pharmaceuticals, Inc.*	(144)	(5,644)
Seattle Genetics, Inc.*	(90)	(5,658)
TESARO, Inc.*	(37)	(5,693)
Ultragenyx Pharmaceutical, Inc.*	(83)	(5,626)
Vertex Pharmaceuticals, Inc.*	(52)	(5,686)
		(73,518)
Building Products - (1.7)%
Allegion plc	(74)	(5,602)
AO Smith Corp.	(110)	(5,628)
Armstrong World Industries, Inc.*	(123)	(5,664)
Lennox International, Inc.	(34)	(5,688)
		(22,582)
Capital Markets - (3.4)%
CBOE Holdings, Inc.	(70)	(5,675)
Charles Schwab Corp. (The)	(138)	(5,632)
FactSet Research Systems, Inc.	(34)	(5,607)
MarketAxess Holdings, Inc.	(30)	(5,624)
Moody's Corp.	(50)	(5,602)
MSCI, Inc.	(58)	(5,637)
S&P Global, Inc.	(43)	(5,622)
SEI Investments Co.	(112)	(5,649)
		(45,048)
Chemicals - (3.8)%
Albemarle Corp.	(53)	(5,599)
Ecolab, Inc.	(45)	(5,640)
International Flavors & Fragrances, Inc.	(43)	(5,699)
NewMarket Corp.	(12)	(5,439)
PPG Industries, Inc.	(54)	(5,674)
Scotts Miracle-Gro Co. (The)	(60)	(5,603)
Sensient Technologies Corp.	(71)	(5,628)
Sherwin-Williams Co. (The)	(18)	(5,583)
WR Grace & Co.	(81)	(5,647)
		(50,512)
Commercial Services & Supplies - (1.7)%
Cintas Corp.	(45)	(5,694)
Copart, Inc.*	(91)	(5,635)
Healthcare Services Group, Inc.	(131)	(5,645)
Rollins, Inc.	(152)	(5,644)
		(22,618)
Communications Equipment - (0.4)%
Arista Networks, Inc.*	(43)	(5,688)

Construction Materials - (0.4)%
Vulcan Materials Co.	(47)	(5,663)

Distributors - (0.4)%
Pool Corp.	(47)	(5,608)

Diversified Consumer Services - (0.4)%
Bright Horizons Family Solutions, Inc.*	(78)	(5,654)

Electrical Equipment - (0.9)%
Acuity Brands, Inc.	(28)	(5,712)
Rockwell Automation, Inc.	(36)	(5,606)
		(11,318)
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(79)	(5,622)
Cognex Corp.	(67)	(5,625)
Universal Display Corp.	(66)	(5,683)
		(16,930)
Energy Equipment & Services - (1.7)%
Core Laboratories NV	(49)	(5,660)
Halliburton Co.	(115)	(5,659)
US Silica Holdings, Inc.	(118)	(5,663)
Weatherford International plc*	(852)	(5,666)
		(22,648)
Equity Real Estate Investment Trusts (REITs) - (15.9)%
American Tower Corp.	(46)	(5,591)
Apartment Investment & Management Co., Class A	(128)	(5,677)
Boston Properties, Inc.	(43)	(5,694)
CoreSite Realty Corp.	(63)	(5,673)
Crown Castle International Corp.	(60)	(5,667)
CubeSmart	(219)	(5,685)
CyrusOne, Inc.	(110)	(5,662)
DCT Industrial Trust, Inc.	(118)	(5,678)
Digital Realty Trust, Inc.	(53)	(5,639)
Douglas Emmett, Inc.	(147)	(5,645)
Duke Realty Corp.	(216)	(5,674)
DuPont Fabros Technology, Inc.	(114)	(5,653)
Equinix, Inc.	(14)	(5,605)
Equity LifeStyle Properties, Inc.	(74)	(5,702)
Extra Space Storage, Inc.	(76)	(5,654)
Federal Realty Investment Trust	(42)	(5,607)
GGP, Inc.	(245)	(5,679)
Healthcare Trust of America, Inc., Class A	(180)	(5,663)
Iron Mountain, Inc.	(159)	(5,672)
Lamar Advertising Co., Class A	(76)	(5,680)
Macerich Co. (The)	(88)	(5,667)
Public Storage	(26)	(5,692)
Rayonier, Inc.	(200)	(5,668)
Realty Income Corp.	(95)	(5,655)
Regency Centers Corp.	(85)	(5,643)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Ryman Hospitality Properties, Inc.	(92)	(5,688)
SBA Communications Corp.*	(47)	(5,657)
Simon Property Group, Inc.	(33)	(5,677)
Sun Communities, Inc.	(71)	(5,703)
Tanger Factory Outlet Centers, Inc.	(172)	(5,637)
Taubman Centers, Inc.	(86)	(5,678)
UDR, Inc.	(157)	(5,693)
Uniti Group, Inc.	(219)	(5,661)
Urban Edge Properties	(215)	(5,655)
Vornado Realty Trust	(56)	(5,617)
Washington REIT	(181)	(5,662)
Weingarten Realty Investors	(170)	(5,676)
		(209,529)
Food Products - (1.3)%
Hershey Co. (The)	(52)	(5,681)
Lancaster Colony Corp.	(44)	(5,669)
McCormick & Co., Inc. (Non-Voting)	(58)	(5,658)
		(17,008)
Gas Utilities - (0.9)%
New Jersey Resources Corp.	(143)	(5,663)
ONE Gas, Inc.	(83)	(5,611)
		(11,274)
Health Care Equipment & Supplies - (1.3)%
ABIOMED, Inc.*	(45)	(5,634)
DexCom, Inc.*	(67)	(5,677)
IDEXX Laboratories, Inc.*	(37)	(5,720)
		(17,031)
Health Care Providers & Services - (0.4)%
Chemed Corp.	(31)	(5,663)

Health Care Technology - (1.3)%
athenahealth, Inc.*	(50)	(5,634)
Medidata Solutions, Inc.*	(98)	(5,654)
Veeva Systems, Inc., Class A*	(110)	(5,641)
		(16,929)
Hotels, Restaurants & Leisure - (3.9)%
Chipotle Mexican Grill, Inc.*	(13)	(5,792)
Choice Hotels International, Inc.	(90)	(5,634)
Domino's Pizza, Inc.	(31)	(5,713)
Dunkin' Brands Group, Inc.	(104)	(5,687)
Jack in the Box, Inc.	(55)	(5,594)
McDonald's Corp.	(44)	(5,703)
Panera Bread Co., Class A*	(22)	(5,761)
Starbucks Corp.	(97)	(5,664)
Wendy's Co. (The)	(416)	(5,662)
		(51,210)
Household Products - (1.7)%
Church & Dwight Co., Inc.	(113)	(5,635)
Clorox Co. (The)	(42)	(5,663)
Colgate-Palmolive Co.	(77)	(5,636)
Energizer Holdings, Inc.	(101)	(5,631)
		(22,565)
Independent Power and Renewable Electricity Producers - (0.4)%
NRG Energy, Inc.	(302)	(5,647)

Industrial Conglomerates - (0.4)%
3M Co.	(30)	(5,740)

Insurance - (0.4)%
RLI Corp.	(94)	(5,642)

Internet & Direct Marketing Retail - (2.1)%
Amazon.com, Inc.*	(6)	(5,319)
Groupon, Inc.*	(1,442)	(5,667)
Netflix, Inc.*	(38)	(5,617)
Priceline Group, Inc. (The)*	(3)	(5,340)
TripAdvisor, Inc.*	(131)	(5,654)
		(27,597)
Internet Software & Services - (1.3)%
CoStar Group, Inc.*	(27)	(5,595)
Pandora Media, Inc.*	(478)	(5,645)
Yelp, Inc.*	(172)	(5,633)
		(16,873)
IT Services - (3.4)%
Automatic Data Processing, Inc.	(55)	(5,631)
Broadridge Financial Solutions, Inc.	(83)	(5,640)
Fiserv, Inc.*	(49)	(5,650)
Gartner, Inc.*	(52)	(5,616)
Jack Henry & Associates, Inc.	(60)	(5,586)
Mastercard, Inc., Class A	(50)	(5,624)
Paychex, Inc.	(96)	(5,654)
Visa, Inc., Class A	(63)	(5,599)
		(45,000)
Life Sciences Tools & Services - (0.9)%
Illumina, Inc.*	(33)	(5,631)
Mettler-Toledo International, Inc.*	(12)	(5,747)
		(11,378)
Machinery - (3.9)%
Donaldson Co., Inc.	(124)	(5,645)
Fortive Corp.	(94)	(5,661)
Graco, Inc.	(60)	(5,648)
Illinois Tool Works, Inc.	(43)	(5,696)
Lincoln Electric Holdings, Inc.	(65)	(5,646)
Middleby Corp. (The)*	(41)	(5,594)
Nordson Corp.	(46)	(5,651)
Toro Co. (The)	(91)	(5,684)
WELBILT, Inc.*	(288)	(5,653)
		(50,878)
Media - (0.4)%
Cable One, Inc.	(9)	(5,620)

Multi-Utilities - (1.7)%
CenterPoint Energy, Inc.	(205)	(5,652)
Dominion Resources, Inc.	(73)	(5,663)
Sempra Energy	(51)	(5,635)
Vectren Corp.	(96)	(5,626)
		(22,576)
Oil, Gas & Consumable Fuels - (3.4)%
Cabot Oil & Gas Corp.	(238)	(5,691)
Cheniere Energy, Inc.*	(119)	(5,625)
Cimarex Energy Co.	(47)	(5,616)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Continental Resources, Inc.*	(125)	(5,677)
Diamondback Energy, Inc.*	(55)	(5,704)
EOG Resources, Inc.	(58)	(5,658)
Parsley Energy, Inc., Class A*	(174)	(5,657)
Pioneer Natural Resources Co.	(30)	(5,587)
		(45,215)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(66)	(5,596)

Pharmaceuticals - (0.4)%
Medicines Co. (The)*	(116)	(5,672)

Professional Services - (0.4)%
Verisk Analytics, Inc.*	(70)	(5,680)

Road & Rail - (0.4)%
Landstar System, Inc.	(66)	(5,653)

Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc.*	(386)	(5,616)
NVIDIA Corp.	(52)	(5,665)
		(11,281)
Software - (6.9)%
Aspen Technology, Inc.*	(96)	(5,656)
Autodesk, Inc.*	(65)	(5,621)
Blackbaud, Inc.	(73)	(5,597)
CDK Global, Inc.	(87)	(5,656)
Guidewire Software, Inc.*	(100)	(5,633)
Intuit, Inc.	(49)	(5,684)
Manhattan Associates, Inc.*	(108)	(5,621)
Proofpoint, Inc.*	(76)	(5,651)
PTC, Inc.*	(108)	(5,675)
salesforce.com, Inc.*	(68)	(5,609)
ServiceNow, Inc.*	(64)	(5,598)
Splunk, Inc.*	(90)	(5,606)
Tableau Software, Inc., Class A*	(114)	(5,649)
Tyler Technologies, Inc.*	(37)	(5,719)
Ultimate Software Group, Inc. (The)*	(29)	(5,661)
Workday, Inc., Class A*	(67)	(5,580)
		(90,216)
Specialty Retail - (2.2)%
Five Below, Inc.*	(130)	(5,630)
Home Depot, Inc. (The)	(39)	(5,726)
O'Reilly Automotive, Inc.*	(21)	(5,667)
Ross Stores, Inc.	(86)	(5,665)
Ulta Beauty, Inc.*	(20)	(5,705)
		(28,393)
Textiles, Apparel & Luxury Goods - (0.9)%
Lululemon Athletica, Inc.*	(110)	(5,705)
NIKE, Inc., Class B	(101)	(5,629)
		(11,334)
Tobacco - (1.3)%
Altria Group, Inc.	(79)	(5,642)
Philip Morris International, Inc.	(50)	(5,645)
Reynolds American, Inc.	(90)	(5,672)
		(16,959)
Trading Companies & Distributors - (0.9)%
Fastenal Co.	(110)	(5,665)
Watsco, Inc.	(39)	(5,584)
		(11,249)
Water Utilities - (0.9)%
American Water Works Co., Inc.	(73)	(5,677)
Aqua America, Inc.	(176)	(5,659)
		(11,336)
Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc.*	(88)	(5,684)

TOTAL COMMON STOCKS (Proceeds $(1,110,305))		(1,129,675)

TOTAL SHORT POSITIONS (Proceeds $(1,110,305))		(1,129,675)

Total Investments - (0.9)% (Cost $(1,827))		(11,615)
Other Assets Less Liabilities - 100.9%		1,329,600
Net assets - 100.0%		1,317,985

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,090,327.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,362
Aggregate gross unrealized depreciation	(168,278)
Net unrealized depreciation	$(72,916)
Federal income tax cost of investments	$61,301

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
156,607	USD	10/04/2017	Morgan Stanley	1.40%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high "value" rankings(1))	$50,023
(171,943)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low "value" rankings(1))	0.73%	(16,468)
						$33,555

(1)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 84.2%

COMMON STOCKS - 84.2%

Aerospace & Defense - 1.3%
BWX Technologies, Inc.(a)	194	9,235
Esterline Technologies Corp.*(a)	106	9,121
Teledyne Technologies, Inc.*	74	9,358
		27,714
Airlines - 0.4%
Allegiant Travel Co.(a)	56	8,974

Auto Components - 1.3%
Dana, Inc.(a)	496	9,578
Tenneco, Inc.	140	8,739
Visteon Corp.*	92	9,011
		27,328
Banks - 4.1%
Associated Banc-Corp.(a)	368	8,979
Bank of Hawaii Corp.(a)	106	8,730
BankUnited, Inc.(a)	230	8,581
IBERIABANK Corp.(a)	112	8,859
MB Financial, Inc.	216	9,249
TCF Financial Corp.	538	9,157
Texas Capital Bancshares, Inc.*	102	8,512
UMB Financial Corp.	122	9,188
United Bankshares, Inc.	202	8,535
Wintrust Financial Corp.	128	8,847
		88,637
Biotechnology - 2.5%
Bluebird Bio, Inc.*	98	8,908
Intercept Pharmaceuticals, Inc.*	80	9,048
Intrexon Corp.*	440	8,721
Juno Therapeutics, Inc.*	372	8,254
Kite Pharma, Inc.*	126	9,890
Ultragenyx Pharmaceutical, Inc.*	132	8,947
		53,768
Building Products - 0.4%
Armstrong World Industries, Inc.*(a)	196	9,026

Capital Markets - 1.7%
Federated Investors, Inc., Class B(a)	336	8,850
Legg Mason, Inc.(a)	242	8,739
LPL Financial Holdings, Inc.(a)	238	9,479
Stifel Financial Corp.*	168	8,432
		35,500
Chemicals - 1.7%
Cabot Corp.(a)	156	9,346
Platform Specialty Products Corp.*	688	8,958
PolyOne Corp.	272	9,272
Sensient Technologies Corp.	114	9,036
		36,612
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.*(a)	158	8,788
Deluxe Corp.(a)	128	9,238
Healthcare Services Group, Inc.(a)	224	9,652
Pitney Bowes, Inc.	644	8,443
		36,121
Communications Equipment - 1.6%
Ciena Corp.*(a)	346	8,169
Finisar Corp.*(a)	332	9,077
NetScout Systems, Inc.*	244	9,260
ViaSat, Inc.*	132	8,424
		34,930
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV(a)	278	8,548
EMCOR Group, Inc.(a)	148	9,317
Valmont Industries, Inc.	58	9,019
		26,884
Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	442	9,008
Silgan Holdings, Inc.	158	9,379
		18,387
Distributors - 0.4%
Pool Corp.	80	9,546

Diversified Consumer Services - 0.9%
Graham Holdings Co., Class B(a)	16	9,593
Grand Canyon Education, Inc.*	126	9,023
		18,616
Electric Utilities - 1.7%
ALLETE, Inc.(a)	142	9,615
IDACORP, Inc.(a)	110	9,126
PNM Resources, Inc.	252	9,324
Portland General Electric Co.	208	9,239
		37,304
Electrical Equipment - 1.3%
EnerSys(a)	116	9,157
Generac Holdings, Inc.*(a)	250	9,320
Regal Beloit Corp.	128	9,683
		28,160
Electronic Equipment, Instruments & Components - 2.1%
Belden, Inc.(a)	126	8,718
Littelfuse, Inc.(a)	56	8,955
National Instruments Corp.	282	9,182
Tech Data Corp.*	96	9,014
Zebra Technologies Corp., Class A*	100	9,125
		44,994
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.*(a)	566	9,458
Ensco plc, Class A(a)	1,014	9,075
Oceaneering International, Inc.	350	9,478
Superior Energy Services, Inc.*	632	9,013
US Silica Holdings, Inc.	188	9,022
		46,046
Equity Real Estate Investment Trusts (REITs) - 8.9%
Brandywine Realty Trust(a)	592	9,608
Columbia Property Trust, Inc.(a)	428	9,523
Corporate Office Properties Trust	274	9,069
Cousins Properties, Inc.(a)	1,164	9,626
DuPont Fabros Technology, Inc.(a)	194	9,621
First Industrial Realty Trust, Inc.(a)	326	8,681

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
GEO Group, Inc. (The)	194	8,996
Gramercy Property Trust(a)	351	9,231
Healthcare Realty Trust, Inc.(a)	284	9,230
LaSalle Hotel Properties(a)	330	9,554
Outfront Media, Inc.	338	8,974
Paramount Group, Inc.	524	8,494
Piedmont Office Realty Trust, Inc., Class A	426	9,108
Rayonier, Inc.	316	8,956
Retail Properties of America, Inc., Class A	592	8,537
RLJ Lodging Trust	382	8,981
Ryman Hospitality Properties, Inc.	142	8,780
STORE Capital Corp.	364	8,692
Sunstone Hotel Investors, Inc.	640	9,811
Tanger Factory Outlet Centers, Inc.	260	8,520
Urban Edge Properties	350	9,205
		191,197
Food Products - 2.5%
B&G Foods, Inc.(a)	218	8,775
Flowers Foods, Inc.(a)	466	9,045
Hain Celestial Group, Inc. (The)*(a)	240	8,928
Lancaster Colony Corp.(a)	72	9,276
Snyder's-Lance, Inc.(a)	222	8,949
TreeHouse Foods, Inc.*	106	8,974
		53,947
Gas Utilities - 1.4%
New Jersey Resources Corp.	246	9,742
ONE Gas, Inc.	146	9,870
Southwest Gas Holdings, Inc.	116	9,617
		29,229
Health Care Equipment & Supplies - 0.4%
NuVasive, Inc.*	122	9,111

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.*(a)	204	8,894
Brookdale Senior Living, Inc.*(a)	616	8,273
HealthSouth Corp.(a)	226	9,675
LifePoint Health, Inc.*	142	9,301
Molina Healthcare, Inc.*	198	9,029
Owens & Minor, Inc.	260	8,996
		54,168
Health Care Technology - 0.4%
Medidata Solutions, Inc.*	156	9,000

Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc.(a)	208	9,144
Buffalo Wild Wings, Inc.*(a)	56	8,554
Cheesecake Factory, Inc. (The)(a)	142	8,997
Choice Hotels International, Inc.(a)	150	9,390
Cracker Barrel Old Country Store, Inc.	58	9,236
Jack in the Box, Inc.(a)	88	8,951
Texas Roadhouse, Inc.	194	8,639
Wendy's Co. (The)	654	8,901
		71,812
Household Durables - 1.3%
CalAtlantic Group, Inc.(a)	242	9,063
Tempur Sealy International, Inc.*	194	9,013
Tupperware Brands Corp.	150	9,408
		27,484
Household Products - 0.4%
Energizer Holdings, Inc.(a)	162	9,031

Insurance - 2.5%
Aspen Insurance Holdings Ltd.(a)	170	8,849
CNO Financial Group, Inc.(a)	434	8,897
Mercury General Corp.	148	9,027
Primerica, Inc.	112	9,206
ProAssurance Corp.	154	9,278
RLI Corp.	148	8,883
		54,140
Internet & Direct Marketing Retail - 0.8%
Groupon, Inc.*(a)	2,138	8,402
Liberty Ventures, Series A*	204	9,074
		17,476
Internet Software & Services - 0.8%
j2 Global, Inc.(a)	114	9,566
Pandora Media, Inc.*	716	8,456
		18,022
IT Services - 2.6%
CoreLogic, Inc.*(a)	222	9,040
DST Systems, Inc.(a)	80	9,800
EPAM Systems, Inc.*(a)	132	9,969
Euronet Worldwide, Inc.*(a)	110	9,407
MAXIMUS, Inc.	152	9,454
Teradata Corp.*	292	9,087
		56,757
Life Sciences Tools & Services - 0.8%
Bruker Corp.(a)	392	9,146
PAREXEL International Corp.*	130	8,204
		17,350
Machinery - 2.6%
Crane Co.(a)	126	9,428
ITT, Inc.(a)	228	9,352
Terex Corp.	304	9,546
Timken Co. (The)	210	9,492
Trinity Industries, Inc.	336	8,921
Woodward, Inc.	128	8,694
		55,433
Marine - 0.4%
Kirby Corp.*(a)	132	9,313

Media - 3.3%
AMC Networks, Inc., Class A*(a)	152	8,919
Cable One, Inc.(a)	14	8,742
John Wiley & Sons, Inc., Class A(a)	162	8,716
Liberty Global plc LiLAC, Class C*(a)	370	8,525
Lions Gate Entertainment Corp., Class B*(a)	346	8,435
Madison Square Garden Co. (The), Class A*	46	9,187
Regal Entertainment Group, Class A	410	9,258

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Tribune Media Co., Class A	262	9,765
		71,547
Metals & Mining - 0.8%
Compass Minerals International, Inc.(a)	120	8,142
Worthington Industries, Inc.	198	8,928
		17,070
Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Blackstone Mortgage Trust, Inc., Class A(a)	312	9,659
Chimera Investment Corp.(a)	474	9,565
MFA Financial, Inc.	1,120	9,050
Two Harbors Investment Corp.	944	9,053
		37,327
Multi-Utilities - 0.8%
Black Hills Corp.(a)	136	9,040
NorthWestern Corp.	150	8,805
		17,845
Oil, Gas & Consumable Fuels - 2.9%
CONSOL Energy, Inc.*(a)	548	9,196
Gulfport Energy Corp.*(a)	526	9,042
Oasis Petroleum, Inc.*	662	9,440
PBF Energy, Inc., Class A	400	8,868
SM Energy Co.	368	8,839
Whiting Petroleum Corp.*	954	9,025
World Fuel Services Corp.(a)	252	9,135
		63,545
Paper & Forest Products - 0.8%
Domtar Corp.	236	8,619
Louisiana-Pacific Corp.*	362	8,985
		17,604
Personal Products - 0.9%
Edgewell Personal Care Co.*(a)	120	8,777
Nu Skin Enterprises, Inc., Class A	178	9,886
		18,663
Pharmaceuticals - 1.6%
Akorn, Inc.*(a)	374	9,006
Catalent, Inc.*(a)	316	8,949
Horizon Pharma plc*(a)	580	8,573
Medicines Co. (The)*	176	8,606
		35,134
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	328	9,771

Road & Rail - 1.3%
Avis Budget Group, Inc.*(a)	306	9,051
Landstar System, Inc.	114	9,764
Ryder System, Inc.	118	8,902
		27,717
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc.*(a)	154	9,346
Cree, Inc.*(a)	336	8,982
Cypress Semiconductor Corp.(a)	684	9,412
First Solar, Inc.*(a)	332	8,997
Integrated Device Technology, Inc.*(a)	400	9,468
		46,205
Software - 3.0%
ACI Worldwide, Inc.*(a)	460	9,839
Blackbaud, Inc.(a)	118	9,047
Ellie Mae, Inc.*(a)	96	9,626
Manhattan Associates, Inc.*	176	9,161
Proofpoint, Inc.*	122	9,072
Tableau Software, Inc., Class A*(a)	172	8,523
Verint Systems, Inc.*	206	8,935
		64,203
Specialty Retail - 1.6%
American Eagle Outfitters, Inc.(a)	618	8,671
GameStop Corp., Class A(a)	378	8,524
Murphy USA, Inc.*	122	8,957
Urban Outfitters, Inc.*	382	9,076
		35,228
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.(a)	106	9,519
Skechers U.S.A., Inc., Class A*	330	9,058
Under Armour, Inc., Class A*	454	8,980
		27,557
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	918	9,299
Radian Group, Inc.	520	9,339
		18,638
Trading Companies & Distributors - 1.3%
Air Lease Corp.(a)	232	8,990
MSC Industrial Direct Co., Inc., Class A	92	9,454
WESCO International, Inc.*	140	9,737
		28,181
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	342	9,066

TOTAL COMMON STOCKS (Cost $1,674,629)		1,817,318

TOTAL LONG POSITIONS (Cost $1,674,629)		1,817,318

SHORT POSITIONS - (83.3)%

COMMON STOCKS - (83.3)%

Aerospace & Defense - (2.5)%
Boeing Co. (The)	(50)	(8,843)
General Dynamics Corp.	(46)	(8,611)
Lockheed Martin Corp.	(34)	(9,099)
Northrop Grumman Corp.	(38)	(9,038)
Raytheon Co.	(58)	(8,845)
United Technologies Corp.	(78)	(8,752)
		(53,188)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(50)	(9,757)
United Parcel Service, Inc., Class B	(82)	(8,799)
		(18,556)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Airlines - (0.8)%
Delta Air Lines, Inc.	(190)	(8,732)
Southwest Airlines Co.	(164)	(8,817)
		(17,549)
Automobiles - (1.3)%
Ford Motor Co.	(764)	(8,893)
General Motors Co.	(264)	(9,335)
Tesla, Inc.*	(32)	(8,906)
		(27,134)
Banks - (3.6)%
Bank of America Corp.	(362)	(8,539)
BB&T Corp.	(184)	(8,225)
Citigroup, Inc.	(146)	(8,734)
JPMorgan Chase & Co.	(98)	(8,608)
M&T Bank Corp.	(54)	(8,355)
PNC Financial Services Group, Inc. (The)	(70)	(8,417)
SunTrust Banks, Inc.	(150)	(8,295)
U.S. Bancorp	(174)	(8,961)
Wells Fargo & Co.	(154)	(8,572)
		(76,706)
Beverages - (1.7)%
Coca-Cola Co. (The)	(226)	(9,591)
Constellation Brands, Inc., Class A	(54)	(8,752)
Monster Beverage Corp.*	(204)	(9,419)
PepsiCo, Inc.	(84)	(9,396)
		(37,158)
Biotechnology - (2.4)%
AbbVie, Inc.	(146)	(9,513)
Amgen, Inc.	(50)	(8,204)
Biogen, Inc.*	(32)	(8,749)
Celgene Corp.*	(78)	(9,706)
Gilead Sciences, Inc.	(120)	(8,150)
Regeneron Pharmaceuticals, Inc.*	(22)	(8,525)
		(52,847)
Building Products - (0.4)%
Johnson Controls International plc	(224)	(9,435)

Capital Markets - (4.6)%
Bank of New York Mellon Corp. (The)	(194)	(9,163)
BlackRock, Inc.	(22)	(8,437)
Charles Schwab Corp. (The)	(238)	(9,713)
CME Group, Inc.	(76)	(9,029)
Franklin Resources, Inc.	(206)	(8,681)
Goldman Sachs Group, Inc. (The)	(38)	(8,729)
Intercontinental Exchange, Inc.	(160)	(9,579)
Morgan Stanley	(196)	(8,397)
S&P Global, Inc.	(68)	(8,890)
State Street Corp.	(112)	(8,916)
TD Ameritrade Holding Corp.	(226)	(8,782)
		(98,316)
Chemicals - (3.0)%
Air Products & Chemicals, Inc.	(66)	(8,929)
Dow Chemical Co. (The)	(144)	(9,150)
Ecolab, Inc.	(72)	(9,025)
LyondellBasell Industries NV, Class A	(102)	(9,301)
PPG Industries, Inc.	(90)	(9,457)
Praxair, Inc.	(74)	(8,776)
Sherwin-Williams Co. (The)	(30)	(9,306)
		(63,944)
Commercial Services & Supplies - (0.8)%
Republic Services, Inc.	(140)	(8,794)
Waste Management, Inc.	(122)	(8,896)
		(17,690)
Communications Equipment - (0.4)%
Cisco Systems, Inc.	(260)	(8,788)

Consumer Finance - (1.7)%
American Express Co.	(112)	(8,860)
Capital One Financial Corp.	(106)	(9,186)
Discover Financial Services	(136)	(9,301)
Synchrony Financial	(268)	(9,193)
		(36,540)
Containers & Packaging - (0.4)%
International Paper Co.	(174)	(8,836)

Diversified Financial Services - (0.4)%
Berkshire Hathaway, Inc., Class B*	(56)	(9,334)

Diversified Telecommunication Services - (0.4)%
AT&T, Inc.	(216)	(8,975)

Electric Utilities - (2.9)%
American Electric Power Co., Inc.	(132)	(8,861)
Duke Energy Corp.	(114)	(9,349)
Exelon Corp.	(254)	(9,139)
NextEra Energy, Inc.	(68)	(8,729)
PG&E Corp.	(140)	(9,290)
PPL Corp.	(240)	(8,974)
Southern Co. (The)	(180)	(8,961)
		(63,303)
Electrical Equipment - (0.8)%
Eaton Corp. plc	(128)	(9,491)
Emerson Electric Co.	(148)	(8,859)
		(18,350)
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(124)	(8,825)
Corning, Inc.	(342)	(9,234)
TE Connectivity Ltd.	(122)	(9,095)
		(27,154)
Energy Equipment & Services - (0.8)%
Halliburton Co.	(170)	(8,366)
Schlumberger Ltd.	(110)	(8,591)
		(16,957)
Equity Real Estate Investment Trusts (REITs) - (5.0)%
American Tower Corp.	(78)	(9,480)
AvalonBay Communities, Inc.	(52)	(9,547)
Crown Castle International Corp.	(96)	(9,067)
Equinix, Inc.	(24)	(9,609)
Equity Residential	(152)	(9,457)
GGP, Inc.	(354)	(8,206)
Prologis, Inc.	(168)	(8,716)
Public Storage	(42)	(9,194)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Simon Property Group, Inc.	(50)	(8,602)
Ventas, Inc.	(136)	(8,846)
Welltower, Inc.	(126)	(8,923)
Weyerhaeuser Co.	(258)	(8,767)
		(108,414)
Food & Staples Retailing - (2.5)%
Costco Wholesale Corp.	(50)	(8,384)
CVS Health Corp.	(118)	(9,263)
Kroger Co. (The)	(298)	(8,788)
Sysco Corp.	(172)	(8,930)
Walgreens Boots Alliance, Inc.	(112)	(9,302)
Wal-Mart Stores, Inc.	(134)	(9,659)
		(54,326)
Food Products - (2.1)%
Archer-Daniels-Midland Co.	(206)	(9,484)
General Mills, Inc.	(142)	(8,379)
Kellogg Co.	(126)	(9,149)
Kraft Heinz Co. (The)	(102)	(9,263)
Mondelez International, Inc., Class A	(220)	(9,478)
		(45,753)
Health Care Equipment & Supplies - (1.7)%
Abbott Laboratories	(198)	(8,793)
Danaher Corp.	(104)	(8,895)
Medtronic plc	(110)	(8,862)
Stryker Corp.	(74)	(9,742)
		(36,292)
Health Care Providers & Services - (1.7)%
Aetna, Inc.	(74)	(9,439)
Express Scripts Holding Co.*	(128)	(8,436)
McKesson Corp.	(60)	(8,896)
UnitedHealth Group, Inc.	(58)	(9,512)
		(36,283)
Hotels, Restaurants & Leisure - (2.2)%
Carnival Corp.	(164)	(9,661)
Las Vegas Sands Corp.	(158)	(9,017)
Marriott International, Inc., Class A	(102)	(9,607)
McDonald's Corp.	(72)	(9,332)
Starbucks Corp.	(154)	(8,992)
		(46,609)
Household Products - (1.3)%
Colgate-Palmolive Co.	(130)	(9,514)
Kimberly-Clark Corp.	(68)	(8,951)
Procter & Gamble Co. (The)	(100)	(8,985)
		(27,450)
Industrial Conglomerates - (1.2)%
3M Co.	(48)	(9,184)
General Electric Co.	(284)	(8,463)
Honeywell International, Inc.	(72)	(8,991)
		(26,638)
Insurance - (3.7)%
Aflac, Inc.	(124)	(8,980)
Allstate Corp. (The)	(108)	(8,801)
American International Group, Inc.	(142)	(8,865)
Aon plc	(76)	(9,020)
Chubb Ltd.	(64)	(8,720)
Marsh & McLennan Cos., Inc.	(130)	(9,606)
MetLife, Inc.	(168)	(8,874)
Prudential Financial, Inc.	(80)	(8,534)
Travelers Cos., Inc. (The)	(74)	(8,920)
		(80,320)
Internet & Direct Marketing Retail - (1.2)%
Amazon.com, Inc.*	(10)	(8,865)
Netflix, Inc.*	(64)	(9,460)
Priceline Group, Inc. (The)*	(4)	(7,120)
		(25,445)
Internet Software & Services - (1.2)%
Alphabet, Inc., Class C*	(10)	(8,296)
Facebook, Inc., Class A*	(62)	(8,807)
Yahoo!, Inc.*	(206)	(9,560)
		(26,663)
IT Services - (4.1)%
Accenture plc, Class A	(76)	(9,111)
Automatic Data Processing, Inc.	(86)	(8,805)
Cognizant Technology Solutions Corp., Class A*	(150)	(8,928)
Fidelity National Information Services, Inc.	(108)	(8,599)
Fiserv, Inc.*	(76)	(8,764)
International Business Machines Corp.	(52)	(9,055)
Mastercard, Inc., Class A	(82)	(9,223)
Paychex, Inc.	(150)	(8,835)
PayPal Holdings, Inc.*	(212)	(9,120)
Visa, Inc., Class A	(102)	(9,065)
		(89,505)
Life Sciences Tools & Services - (0.4)%
Thermo Fisher Scientific, Inc.	(60)	(9,216)

Machinery - (2.1)%
Caterpillar, Inc.	(96)	(8,905)
Cummins, Inc.	(64)	(9,677)
Deere & Co.	(80)	(8,709)
Illinois Tool Works, Inc.	(72)	(9,538)
PACCAR, Inc.	(136)	(9,139)
		(45,968)
Media - (1.7)%
Charter Communications, Inc., Class A*	(28)	(9,165)
Comcast Corp., Class A	(240)	(9,022)
Twenty-First Century Fox, Inc., Class A	(290)	(9,393)
Walt Disney Co. (The)	(82)	(9,298)
		(36,878)
Metals & Mining - (0.8)%
Newmont Mining Corp.	(252)	(8,306)
Nucor Corp.	(146)	(8,719)
		(17,025)
Multiline Retail - (0.4)%
Target Corp.	(160)	(8,830)

Multi-Utilities - (0.9)%
Dominion Resources, Inc.	(122)	(9,464)
Sempra Energy	(86)	(9,503)
		(18,967)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - (4.1)%
Anadarko Petroleum Corp.	(142)	(8,804)
Chevron Corp.	(78)	(8,375)
ConocoPhillips	(176)	(8,777)
EOG Resources, Inc.	(94)	(9,170)
Exxon Mobil Corp.	(104)	(8,529)
Kinder Morgan, Inc.	(418)	(9,087)
Occidental Petroleum Corp.	(140)	(8,870)
Phillips 66	(108)	(8,556)
Pioneer Natural Resources Co.	(50)	(9,312)
Valero Energy Corp.	(134)	(8,883)
		(88,363)
Pharmaceuticals - (2.5)%
Allergan plc	(36)	(8,601)
Bristol-Myers Squibb Co.	(158)	(8,592)
Eli Lilly & Co.	(104)	(8,747)
Johnson & Johnson	(74)	(9,217)
Merck & Co., Inc.	(134)	(8,514)
Pfizer, Inc.	(284)	(9,716)
		(53,387)
Road & Rail - (1.3)%
CSX Corp.	(196)	(9,124)
Norfolk Southern Corp.	(78)	(8,733)
Union Pacific Corp.	(88)	(9,321)
		(27,178)
Semiconductors & Semiconductor Equipment - (3.3)%
Analog Devices, Inc.	(108)	(8,850)
Applied Materials, Inc.	(228)	(8,869)
Broadcom Ltd.	(40)	(8,758)
Intel Corp.	(262)	(9,450)
Micron Technology, Inc.*	(304)	(8,786)
NVIDIA Corp.	(86)	(9,368)
QUALCOMM, Inc.	(152)	(8,716)
Texas Instruments, Inc.	(110)	(8,862)
		(71,659)
Software - (2.5)%
Activision Blizzard, Inc.	(176)	(8,775)
Adobe Systems, Inc.*	(68)	(8,849)
Intuit, Inc.	(72)	(8,351)
Microsoft Corp.	(140)	(9,221)
Oracle Corp.	(218)	(9,725)
salesforce.com, Inc.*	(110)	(9,074)
		(53,995)
Specialty Retail - (1.7)%
Home Depot, Inc. (The)	(62)	(9,103)
Lowe's Cos., Inc.	(108)	(8,879)
O'Reilly Automotive, Inc.*	(32)	(8,635)
TJX Cos., Inc. (The)	(120)	(9,490)
		(36,107)
Technology Hardware, Storage & Peripherals - (1.3)%
Apple, Inc.	(64)	(9,194)
Hewlett Packard Enterprise Co.	(386)	(9,148)
HP, Inc.	(508)	(9,083)
		(27,425)
Textiles, Apparel & Luxury Goods - (0.4)%
NIKE, Inc., Class B	(164)	(9,140)

Tobacco - (0.9)%
Altria Group, Inc.	(130)	(9,284)
Philip Morris International, Inc.	(82)	(9,258)
		(18,542)
TOTAL COMMON STOCKS (Proceeds $(1,645,671))		(1,797,138)

TOTAL SHORT POSITIONS (Proceeds $(1,645,671))		(1,797,138)

Total Investments - 0.9% (Cost $28,958)		20,180
Other Assets Less Liabilities - 99.1%		2,138,852
Net assets - 100.0%		2,159,032

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $860,455.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,960
Aggregate gross unrealized depreciation	(385,844)
Net unrealized depreciation	$(243,884)
Federal income tax cost of investments	$264,064

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
287,290	USD	10/04/2017	Morgan Stanley	1.40%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(1))	$67,801
(318,632)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(1))	0.73%	(78,180)
						$(10,379)

(1)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 89.2%

COMMON STOCKS - 89.2%

Aerospace & Defense - 3.1%
Boeing Co. (The)(a)	200	35,372
Hexcel Corp.(a)	648	35,348
Lockheed Martin Corp.(a)	128	34,253
Northrop Grumman Corp.	152	36,152
Raytheon Co.	232	35,380
Spirit AeroSystems Holdings, Inc., Class A	608	35,215
TransDigm Group, Inc.	160	35,226
		246,946
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.(a)	624	35,250
United Parcel Service, Inc., Class B	328	35,194
		70,444
Beverages - 1.8%
Constellation Brands, Inc., Class A	216	35,007
Dr Pepper Snapple Group, Inc.(a)	360	35,251
Monster Beverage Corp.*	760	35,089
PepsiCo, Inc.	312	34,901
		140,248
Building Products - 0.4%
Lennox International, Inc.(a)	208	34,798

Chemicals - 2.2%
Ashland Global Holdings, Inc.(a)	288	35,657
Dow Chemical Co. (The)(a)	552	35,074
FMC Corp.	504	35,073
International Flavors & Fragrances, Inc.(a)	264	34,988
Scotts Miracle-Gro Co. (The)	376	35,115
		175,907
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	560	35,173
Waste Management, Inc.	480	35,002
		70,175
Communications Equipment - 2.2%
CommScope Holding Co., Inc.*(a)	848	35,370
F5 Networks, Inc.*(a)	248	35,358
Finisar Corp.*(a)	1,304	35,651
Juniper Networks, Inc.(a)	1,272	35,400
Palo Alto Networks, Inc.*	312	35,156
		176,935
Construction Materials - 0.5%
Vulcan Materials Co.	296	35,662

Containers & Packaging - 1.8%
AptarGroup, Inc.(a)	456	35,107
Avery Dennison Corp.(a)	440	35,464
Ball Corp.(a)	472	35,051
Silgan Holdings, Inc.	592	35,141
		140,763
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc.*	848	35,404

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	720	35,100
Zayo Group Holdings, Inc.*	1,072	35,269
		70,369
Electric Utilities - 2.7%
Alliant Energy Corp.(a)	888	35,174
Hawaiian Electric Industries, Inc.	1,056	35,175
NextEra Energy, Inc.	272	34,917
OGE Energy Corp.	1,008	35,260
Southern Co. (The)	704	35,045
Xcel Energy, Inc.	792	35,204
		210,775
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	496	35,300

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.(a)	584	34,935

Equity Real Estate Investment Trusts (REITs) - 14.8%
American Campus Communities, Inc.(a)	744	35,407
American Tower Corp.(a)	288	35,004
Apartment Investment & Management Co., Class A(a)	800	35,480
Apple Hospitality REIT, Inc.(a)	1,848	35,297
AvalonBay Communities, Inc.(a)	192	35,251
Camden Property Trust(a)	440	35,402
Columbia Property Trust, Inc.(a)	1,584	35,244
CoreSite Realty Corp.(a)	392	35,300
Crown Castle International Corp.(a)	376	35,513
CyrusOne, Inc.(a)	688	35,411
Digital Realty Trust, Inc.(a)	336	35,747
Duke Realty Corp.(a)	1,352	35,517
Education Realty Trust, Inc.(a)	864	35,294
EPR Properties(a)	480	35,342
Equinix, Inc.(a)	88	35,233
Equity Commonwealth*(a)	1,128	35,216
Equity LifeStyle Properties, Inc.(a)	464	35,756
Equity Residential(a)	568	35,341
Essex Property Trust, Inc.(a)	152	35,193
Federal Realty Investment Trust(a)	264	35,244
Gaming and Leisure Properties, Inc.(a)	1,064	35,559
Healthcare Realty Trust, Inc.(a)	1,088	35,360
Healthcare Trust of America, Inc., Class A(a)	1,128	35,487
Life Storage, Inc.(a)	432	35,476
Mid-America Apartment Communities, Inc.(a)	352	35,812
National Retail Properties, Inc.	808	35,245
Realty Income Corp.	592	35,242
Senior Housing Properties Trust	1,744	35,316
Spirit Realty Capital, Inc.	3,512	35,577
STORE Capital Corp.	1,472	35,151

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Sun Communities, Inc.	440	35,345
UDR, Inc.	976	35,390
Welltower, Inc.(a)	504	35,693
		1,167,845
Food & Staples Retailing - 2.2%
CVS Health Corp.(a)	448	35,168
Kroger Co. (The)(a)	1,192	35,152
Sysco Corp.	680	35,306
Walgreens Boots Alliance, Inc.	424	35,213
Wal-Mart Stores, Inc.	488	35,175
		176,014
Food Products - 4.5%
B&G Foods, Inc.(a)	872	35,098
Bunge Ltd.(a)	448	35,509
Campbell Soup Co.(a)	616	35,260
Conagra Brands, Inc.(a)	872	35,176
Hershey Co. (The)(a)	320	34,960
Hormel Foods Corp.(a)	1,016	35,184
Ingredion, Inc.(a)	288	34,684
Kellogg Co.(a)	488	35,434
McCormick & Co., Inc. (Non-Voting)	360	35,118
Tyson Foods, Inc., Class A	568	35,051
		351,474
Gas Utilities - 0.4%
UGI Corp.	712	35,173

Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.(a)	680	35,265
Becton, Dickinson and Co.(a)	192	35,220
Boston Scientific Corp.*(a)	1,424	35,415
CR Bard, Inc.(a)	144	35,790
Hill-Rom Holdings, Inc.(a)	496	35,018
Hologic, Inc.*(a)	832	35,402
Intuitive Surgical, Inc.*(a)	48	36,790
Medtronic plc(a)	440	35,446
Stryker Corp.	272	35,809
		320,155
Health Care Providers & Services - 2.7%
Centene Corp.*(a)	496	35,345
HCA Holdings, Inc.*(a)	400	35,596
HealthSouth Corp.(a)	824	35,276
LifePoint Health, Inc.*(a)	536	35,108
Universal Health Services, Inc., Class B	280	34,846
WellCare Health Plans, Inc.*	248	34,772
		210,943
Health Care Technology - 0.5%
Cerner Corp.*(a)	600	35,310

Hotels, Restaurants & Leisure - 4.0%
Aramark(a)	960	35,395
Chipotle Mexican Grill, Inc.*(a)	80	35,641
Cracker Barrel Old Country Store, Inc.	224	35,672
Domino's Pizza, Inc.(a)	192	35,386
Hilton Worldwide Holdings, Inc.(a)	600	35,076
Jack in the Box, Inc.(a)	344	34,992
Las Vegas Sands Corp.(a)	616	35,155
McDonald's Corp.(a)	272	35,254
Six Flags Entertainment Corp.	592	35,218
		317,789
Household Products - 1.4%
Clorox Co. (The)(a)	264	35,595
Procter & Gamble Co. (The)	392	35,221
Spectrum Brands Holdings, Inc.	256	35,587
		106,403
Industrial Conglomerates - 0.9%
3M Co.	184	35,205
Roper Technologies, Inc.	168	34,690
		69,895
Insurance - 4.5%
Allstate Corp. (The)(a)	432	35,204
Arch Capital Group Ltd.*(a)	376	35,633
Axis Capital Holdings Ltd.(a)	528	35,392
Chubb Ltd.	256	34,880
Everest Re Group Ltd.	152	35,539
First American Financial Corp.(a)	896	35,195
FNF Group(a)	904	35,202
RenaissanceRe Holdings Ltd.	240	34,716
Validus Holdings Ltd.	624	35,187
White Mountains Insurance Group Ltd.	40	35,195
		352,143
Internet & Direct Marketing Retail - 0.4%
TripAdvisor, Inc.*	816	35,219

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*(a)	592	35,343
Facebook, Inc., Class A*(a)	248	35,228
GrubHub, Inc.*(a)	1,072	35,258
Pandora Media, Inc.*	2,984	35,241
		141,070
IT Services - 4.9%
Accenture plc, Class A(a)	296	35,485
Amdocs Ltd.(a)	576	35,130
Automatic Data Processing, Inc.(a)	344	35,222
Broadridge Financial Solutions, Inc.(a)	520	35,334
Cognizant Technology Solutions Corp., Class A*(a)	592	35,236
CoreLogic, Inc.*(a)	864	35,182
Euronet Worldwide, Inc.*	416	35,576
Fidelity National Information Services, Inc.(a)	440	35,033
Gartner, Inc.*(a)	328	35,421
Genpact Ltd.(a)	1,416	35,060
Vantiv, Inc., Class A*	552	35,394
		388,073
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	176	35,084
Mettler-Toledo International, Inc.*	72	34,481
		69,565

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Machinery - 0.4%
Deere & Co.(a)	320	34,835

Media - 2.2%
AMC Networks, Inc., Class A*(a)	600	35,208
Cable One, Inc.(a)	56	34,970
Interpublic Group of Cos., Inc. (The)(a)	1,432	35,184
Omnicom Group, Inc.	408	35,174
Regal Entertainment Group, Class A	1,560	35,225
		175,761
Metals & Mining - 1.3%
Compass Minerals International, Inc.(a)	520	35,282
Newmont Mining Corp.	1,064	35,070
Royal Gold, Inc.	504	35,305
		105,657
Mortgage Real Estate Investment Trusts (REITs) - 2.7%
AGNC Investment Corp.(a)	1,776	35,324
Annaly Capital Management, Inc.	3,184	35,374
Chimera Investment Corp.(a)	1,744	35,194
MFA Financial, Inc.	4,384	35,423
Starwood Property Trust, Inc.	1,560	35,225
Two Harbors Investment Corp.	3,688	35,368
		211,908
Multi-Utilities - 2.2%
Consolidated Edison, Inc.(a)	456	35,413
DTE Energy Co.(a)	344	35,126
MDU Resources Group, Inc.(a)	1,288	35,252
Sempra Energy	320	35,360
WEC Energy Group, Inc.	584	35,408
		176,559
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	696	35,767
Chevron Corp.(a)	328	35,217
Concho Resources, Inc.*(a)	272	34,909
Diamondback Energy, Inc.*(a)	344	35,678
EOG Resources, Inc.(a)	360	35,118
Noble Energy, Inc.	1,032	35,439
Occidental Petroleum Corp.	560	35,482
Parsley Energy, Inc., Class A*	1,088	35,371
Pioneer Natural Resources Co.	192	35,756
		318,737
Pharmaceuticals - 1.3%
Eli Lilly & Co.(a)	416	34,990
Johnson & Johnson(a)	280	34,874
Zoetis, Inc.	656	35,010
		104,874
Professional Services - 1.3%
Equifax, Inc.(a)	256	35,005
IHS Markit Ltd.*(a)	840	35,238
Verisk Analytics, Inc.*	432	35,053
		105,296
Road & Rail - 0.4%
Kansas City Southern(a)	408	34,990

Semiconductors & Semiconductor Equipment - 0.4%
KLA-Tencor Corp.(a)	368	34,986

Software - 3.1%
CDK Global, Inc.(a)	544	35,365
Ellie Mae, Inc.*(a)	352	35,295
Oracle Corp.	792	35,331
salesforce.com, Inc.*	424	34,976
Symantec Corp.	1,144	35,098
Tyler Technologies, Inc.*	232	35,858
VMware, Inc., Class A*	384	35,382
		247,305
Specialty Retail - 1.3%
AutoZone, Inc.*(a)	48	34,706
Murphy USA, Inc.*	480	35,242
O'Reilly Automotive, Inc.*	128	34,540
		104,488
Tobacco - 1.3%
Altria Group, Inc.	496	35,424
Philip Morris International, Inc.	312	35,225
Reynolds American, Inc.	560	35,291
		105,940
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Corp.	440	35,455

TOTAL COMMON STOCKS (Cost $6,646,658)		7,052,523

TOTAL LONG POSITIONS (Cost $6,646,658)		7,052,523

SHORT POSITIONS - (87.8)%

COMMON STOCKS - (87.8)%

Aerospace & Defense - (1.3)%
Esterline Technologies Corp.*	(400)	(34,420)
L3 Technologies, Inc.	(208)	(34,380)
Teledyne Technologies, Inc.*	(272)	(34,397)
		(103,197)
Air Freight & Logistics - (0.4)%
XPO Logistics, Inc.*	(720)	(34,481)

Airlines - (1.7)%
Alaska Air Group, Inc.	(376)	(34,675)
American Airlines Group, Inc.	(816)	(34,517)
JetBlue Airways Corp.*	(1,688)	(34,789)
United Continental Holdings, Inc.*	(488)	(34,472)
		(138,453)
Auto Components - (1.8)%
BorgWarner, Inc.	(832)	(34,769)
Delphi Automotive plc	(432)	(34,772)
Goodyear Tire & Rubber Co. (The)	(968)	(34,848)
Tenneco, Inc.	(560)	(34,955)
		(139,344)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Automobiles - (1.8)%
General Motors Co.	(984)	(34,794)
Harley-Davidson, Inc.	(576)	(34,848)
Tesla, Inc.*	(128)	(35,622)
Thor Industries, Inc.	(360)	(34,607)
		(139,871)
Banks - (7.9)%
BancorpSouth, Inc.	(1,144)	(34,606)
Bank of America Corp.	(1,464)	(34,536)
Bank of the Ozarks, Inc.	(664)	(34,535)
Citigroup, Inc.	(576)	(34,456)
Comerica, Inc.	(504)	(34,564)
East West Bancorp, Inc.	(672)	(34,682)
First Horizon National Corp.	(1,864)	(34,484)
Fulton Financial Corp.	(1,952)	(34,843)
Glacier Bancorp, Inc.	(1,024)	(34,744)
Hancock Holding Co.	(760)	(34,618)
MB Financial, Inc.	(808)	(34,599)
PacWest Bancorp	(648)	(34,513)
Prosperity Bancshares, Inc.	(496)	(34,576)
SVB Financial Group*	(184)	(34,241)
TCF Financial Corp.	(2,040)	(34,721)
Texas Capital Bancshares, Inc.*	(416)	(34,715)
United Bankshares, Inc.	(824)	(34,814)
Western Alliance Bancorp*	(704)	(34,559)
		(622,806)
Biotechnology - (6.2)%
ACADIA Pharmaceuticals, Inc.*	(1,016)	(34,930)
Alnylam Pharmaceuticals, Inc.*	(672)	(34,440)
Amgen, Inc.	(216)	(35,439)
BioMarin Pharmaceutical, Inc.*	(400)	(35,112)
Bluebird Bio, Inc.*	(384)	(34,906)
Ionis Pharmaceuticals, Inc.*	(872)	(35,054)
Juno Therapeutics, Inc.*	(1,560)	(34,616)
Kite Pharma, Inc.*	(448)	(35,164)
Neurocrine Biosciences, Inc.*	(800)	(34,640)
Regeneron Pharmaceuticals, Inc.*	(88)	(34,101)
Seattle Genetics, Inc.*	(552)	(34,699)
TESARO, Inc.*	(224)	(34,467)
Ultragenyx Pharmaceutical, Inc.*	(512)	(34,703)
Vertex Pharmaceuticals, Inc.*	(320)	(34,992)
		(487,263)
Building Products - (1.3)%
Masco Corp.	(1,024)	(34,806)
Owens Corning	(568)	(34,858)
USG Corp.*	(1,096)	(34,853)
		(104,517)
Capital Markets - (5.7)%
Affiliated Managers Group, Inc.	(208)	(34,099)
Ameriprise Financial, Inc.	(264)	(34,235)
Charles Schwab Corp. (The)	(848)	(34,607)
E*TRADE Financial Corp.*	(992)	(34,611)
Eaton Vance Corp.	(768)	(34,529)
Federated Investors, Inc., Class B	(1,312)	(34,558)
Franklin Resources, Inc.	(824)	(34,723)
Goldman Sachs Group, Inc. (The)	(152)	(34,917)
Invesco Ltd.	(1,136)	(34,796)
Legg Mason, Inc.	(960)	(34,666)
Morgan Stanley	(808)	(34,615)
Stifel Financial Corp.*	(688)	(34,531)
TD Ameritrade Holding Corp.	(896)	(34,819)
		(449,706)
Chemicals - (1.8)%
CF Industries Holdings, Inc.	(1,176)	(34,516)
Huntsman Corp.	(1,408)	(34,552)
Olin Corp.	(1,056)	(34,711)
Platform Specialty Products Corp.*	(2,672)	(34,789)
		(138,568)
Commercial Services & Supplies - (0.9)%
Deluxe Corp.	(480)	(34,642)
Pitney Bowes, Inc.	(2,656)	(34,820)
		(69,462)
Communications Equipment - (0.9)%
Ciena Corp.*	(1,480)	(34,943)
Lumentum Holdings, Inc.*	(656)	(34,997)
		(69,940)
Construction & Engineering - (2.2)%
AECOM*	(976)	(34,736)
Chicago Bridge & Iron Co. NV	(1,128)	(34,686)
Dycom Industries, Inc.*	(376)	(34,949)
Fluor Corp.	(656)	(34,519)
KBR, Inc.	(2,304)	(34,629)
		(173,519)
Construction Materials - (0.4)%
Eagle Materials, Inc.	(360)	(34,970)

Consumer Finance - (2.2)%
Ally Financial, Inc.	(1,704)	(34,642)
Capital One Financial Corp.	(400)	(34,664)
Navient Corp.	(2,344)	(34,598)
SLM Corp.*	(2,864)	(34,655)
Synchrony Financial	(1,008)	(34,574)
		(173,133)
Distributors - (0.4)%
LKQ Corp.*	(1,184)	(34,656)

Diversified Financial Services - (0.9)%
Leucadia National Corp.	(1,336)	(34,736)
Voya Financial, Inc.	(920)	(34,923)
		(69,659)
Electric Utilities - (1.8)%
ALLETE, Inc.	(512)	(34,668)
FirstEnergy Corp.	(1,096)	(34,875)
IDACORP, Inc.	(416)	(34,511)
PNM Resources, Inc.	(944)	(34,928)
		(138,982)
Electrical Equipment - (1.3)%
Eaton Corp. plc	(472)	(34,999)
EnerSys	(440)	(34,734)
Regal Beloit Corp.	(464)	(35,101)
		(104,834)
Electronic Equipment, Instruments & Components - (1.8)%
Belden, Inc.	(504)	(34,872)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Cognex Corp.	(416)	(34,923)
Tech Data Corp.*	(368)	(34,555)
Universal Display Corp.	(408)	(35,129)
		(139,479)
Energy Equipment & Services - (2.2)%
Ensco plc, Class A	(3,912)	(35,013)
Nabors Industries Ltd.	(2,648)	(34,609)
TechnipFMC plc*	(1,064)	(34,580)
Transocean Ltd.*	(2,792)	(34,760)
Weatherford International plc*	(5,240)	(34,846)
		(173,808)
Equity Real Estate Investment Trusts (REITs) - (2.6)%
Colony NorthStar, Inc., Class A	(2,680)	(34,599)
CoreCivic, Inc.	(1,112)	(34,939)
GEO Group, Inc. (The)	(752)	(34,870)
RLJ Lodging Trust	(1,480)	(34,795)
Sunstone Hotel Investors, Inc.	(2,272)	(34,830)
Weyerhaeuser Co.	(1,016)	(34,523)
		(208,556)
Food Products - (0.4)%
Darling Ingredients, Inc.*	(2,384)	(34,616)

Gas Utilities - (1.8)%
National Fuel Gas Co.	(584)	(34,818)
New Jersey Resources Corp.	(880)	(34,848)
ONE Gas, Inc.	(512)	(34,611)
Southwest Gas Holdings, Inc.	(416)	(34,491)
		(138,768)
Health Care Equipment & Supplies - (0.4)%
ABIOMED, Inc.*	(280)	(35,056)

Health Care Technology - (0.4)%
Medidata Solutions, Inc.*	(608)	(35,076)

Hotels, Restaurants & Leisure - (1.8)%
Norwegian Cruise Line Holdings Ltd.*	(688)	(34,902)
Royal Caribbean Cruises Ltd.	(352)	(34,535)
Wyndham Worldwide Corp.	(416)	(35,065)
Yum! Brands, Inc.	(544)	(34,761)
		(139,263)
Household Durables - (0.9)%
Tempur Sealy International, Inc.*	(752)	(34,938)
Whirlpool Corp.	(200)	(34,266)
		(69,204)
Independent Power and Renewable Electricity Producers - (0.9)%
Calpine Corp.*	(3,152)	(34,830)
NRG Energy, Inc.	(1,856)	(34,707)
		(69,537)
Insurance - (1.3)%
Lincoln National Corp.	(528)	(34,557)
MetLife, Inc.	(656)	(34,650)
Primerica, Inc.	(424)	(34,853)
		(104,060)
Internet & Direct Marketing Retail - (0.9)%
Groupon, Inc.*	(8,872)	(34,867)
Liberty Interactive Corp. QVC Group, Class A*	(1,744)	(34,915)
		(69,782)
Internet Software & Services - (0.4)%
Twitter, Inc.*	(2,328)	(34,804)

IT Services - (2.6)%
Alliance Data Systems Corp.	(136)	(33,864)
CACI International, Inc., Class A*	(296)	(34,721)
Computer Sciences Corp.	(504)	(34,781)
EPAM Systems, Inc.*	(464)	(35,041)
First Data Corp., Class A*	(2,240)	(34,720)
Teradata Corp.*	(1,112)	(34,606)
		(207,733)
Leisure Products - (0.4)%
Brunswick Corp.	(568)	(34,762)

Machinery - (3.5)%
Caterpillar, Inc.	(376)	(34,878)
ITT, Inc.	(848)	(34,785)
Kennametal, Inc.	(888)	(34,836)
Middleby Corp. (The)*	(256)	(34,931)
Nordson Corp.	(280)	(34,395)
Pentair plc	(552)	(34,655)
Timken Co. (The)	(768)	(34,714)
Trinity Industries, Inc.	(1,304)	(34,621)
		(277,815)
Media - (2.2)%
Discovery Communications, Inc., Class C*	(1,232)	(34,878)
Lions Gate Entertainment Corp., Class B*	(1,416)	(34,522)
TEGNA, Inc.	(1,352)	(34,638)
Tribune Media Co., Class A	(928)	(34,587)
Viacom, Inc., Class B	(744)	(34,685)
		(173,310)
Metals & Mining - (1.8)%
Freeport-McMoRan, Inc.*	(2,584)	(34,522)
Nucor Corp.	(584)	(34,877)
United States Steel Corp.	(1,032)	(34,892)
Worthington Industries, Inc.	(768)	(34,629)
		(138,920)
Multiline Retail - (0.9)%
Kohl's Corp.	(872)	(34,714)
Nordstrom, Inc.	(752)	(35,021)
		(69,735)
Oil, Gas & Consumable Fuels - (2.2)%
Chesapeake Energy Corp.*	(5,872)	(34,880)
Energen Corp.*	(640)	(34,841)
Hess Corp.	(720)	(34,711)
SM Energy Co.	(1,448)	(34,781)
Southwestern Energy Co.*	(4,288)	(35,033)
		(174,246)
Personal Products - (0.4)%
Avon Products, Inc.*	(7,888)	(34,707)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - (1.8)%
Catalent, Inc.*	(1,232)	(34,890)
Endo International plc*	(3,120)	(34,819)
Jazz Pharmaceuticals plc*	(240)	(34,831)
Mallinckrodt plc*	(784)	(34,943)
		(139,483)
Professional Services - (0.4)%
Robert Half International, Inc.	(712)	(34,767)

Real Estate Management & Development - (0.4)%
Jones Lang LaSalle, Inc.	(312)	(34,772)

Road & Rail - (0.9)%
Genesee & Wyoming, Inc., Class A*	(512)	(34,744)
Ryder System, Inc.	(456)	(34,401)
		(69,145)
Semiconductors & Semiconductor Equipment - (3.9)%
Advanced Micro Devices, Inc.*	(2,376)	(34,571)
Cavium, Inc.*	(480)	(34,397)
Cypress Semiconductor Corp.	(2,512)	(34,565)
First Solar, Inc.*	(1,280)	(34,688)
Integrated Device Technology, Inc.*	(1,456)	(34,463)
NVIDIA Corp.	(320)	(34,858)
ON Semiconductor Corp.*	(2,232)	(34,574)
Qorvo, Inc.*	(504)	(34,554)
Silicon Laboratories, Inc.*	(472)	(34,715)
		(311,385)
Software - (0.9)%
Autodesk, Inc.*	(400)	(34,588)
Proofpoint, Inc.*	(464)	(34,503)
		(69,091)
Specialty Retail - (3.5)%
American Eagle Outfitters, Inc.	(2,464)	(34,570)
Bed Bath & Beyond, Inc.	(880)	(34,725)
CarMax, Inc.*	(592)	(35,058)
GameStop Corp., Class A	(1,544)	(34,817)
Gap, Inc. (The)	(1,432)	(34,784)
Lithia Motors, Inc., Class A	(408)	(34,945)
Staples, Inc.	(3,960)	(34,729)
Urban Outfitters, Inc.*	(1,472)	(34,975)
		(278,603)
Technology Hardware, Storage & Peripherals - (0.9)%
Hewlett Packard Enterprise Co.	(1,472)	(34,886)
NCR Corp.*	(760)	(34,717)
		(69,603)
Textiles, Apparel & Luxury Goods - (1.8)%
Kate Spade & Co.*	(1,496)	(34,752)
Lululemon Athletica, Inc.*	(672)	(34,857)
Ralph Lauren Corp.	(424)	(34,607)
Wolverine World Wide, Inc.	(1,392)	(34,758)
		(138,974)
Thrifts & Mortgage Finance - (0.9)%
MGIC Investment Corp.*	(3,432)	(34,766)
Radian Group, Inc.	(1,928)	(34,627)
		(69,393)
Trading Companies & Distributors - (1.3)%
HD Supply Holdings, Inc.*	(848)	(34,874)
United Rentals, Inc.*	(280)	(35,014)
WESCO International, Inc.*	(504)	(35,053)
		(104,941)
Wireless Telecommunication Services - (0.4)%
Sprint Corp.*	(4,016)	(34,859)

TOTAL COMMON STOCKS (Proceeds $(6,995,315))		(6,945,614)

TOTAL SHORT POSITIONS (Proceeds $(6,995,315))		(6,945,614)

Total Investments - 1.4% (Cost $(348,657))		106,909
Other Assets Less Liabilities - 98.6%		7,798,297
Net assets - 100.0%		7,905,206

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $3,998,385.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$544,903
Aggregate gross unrealized depreciation	(631,682)
Net unrealized depreciation	$(86,779)
Federal income tax cost of investments	$193,688

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
681,967	USD	10/04/2017	Morgan Stanley	1.40%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(1))	$159,467
(842,375)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(1))	0.73%	(96,030)
						$63,437

(1)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 98.0%

COMMON STOCKS - 83.2%

Automobiles - 1.0%
Ford Motor Co.(a)	3,237	37,679

Banks - 3.9%
PacWest Bancorp	702	37,388
People's United Financial, Inc.	2,058	37,456
Umpqua Holdings Corp.	2,109	37,414
Valley National Bancorp	3,183	37,559
		149,817
Beverages - 1.0%
Coca-Cola Co. (The)	885	37,559

Biotechnology - 1.0%
AbbVie, Inc.(a)	576	37,532

Capital Markets - 1.9%
Ares Capital Corp.	2,145	37,280
BGC Partners, Inc., Class A	3,303	37,522
		74,802
Chemicals - 1.9%
CF Industries Holdings, Inc.(a)	1,269	37,245
Mosaic Co. (The)	1,284	37,467
		74,712
Consumer Finance - 1.0%
Navient Corp.	2,535	37,417

Containers & Packaging - 1.0%
International Paper Co.	738	37,476

Diversified Consumer Services - 1.0%
H&R Block, Inc.	1,620	37,665

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	903	37,520
CenturyLink, Inc.(a)	1,599	37,688
Verizon Communications, Inc.	771	37,586
		112,794
Electric Utilities - 9.8%
ALLETE, Inc.	552	37,376
American Electric Power Co., Inc.(a)	561	37,660
Duke Energy Corp.(a)	459	37,643
Entergy Corp.(a)	495	37,600
Exelon Corp.(a)	1,041	37,455
FirstEnergy Corp.(a)	1,182	37,611
Great Plains Energy, Inc.(a)	1,287	37,606
Hawaiian Electric Industries, Inc.	1,128	37,574
PPL Corp.	1,002	37,465
Southern Co. (The)	753	37,484
		375,474
Electrical Equipment - 1.0%
Emerson Electric Co.(a)	627	37,532

Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	564	37,546

Equity Real Estate Investment Trusts (REITs) - 10.8%
EPR Properties(a)	513	37,772
Gaming and Leisure Properties, Inc.(a)	1,131	37,798
GEO Group, Inc. (The)	813	37,699
Hospitality Properties Trust	1,194	37,647
LaSalle Hotel Properties	1,299	37,606
Liberty Property Trust	978	37,702
Omega Healthcare Investors, Inc.	1,143	37,708
Senior Housing Properties Trust	1,857	37,604
Spirit Realty Capital, Inc.	3,741	37,896
Welltower, Inc.(a)	534	37,818
WP Carey, Inc.	609	37,892
		415,142
Food Products - 1.9%
Flowers Foods, Inc.	1,932	37,500
Kraft Heinz Co. (The)	414	37,596
		75,096
Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corp.	660	37,666
Six Flags Entertainment Corp.	633	37,657
		75,323
Household Durables - 1.0%
Tupperware Brands Corp.	600	37,632

Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.(a)	3,360	37,565

Insurance - 2.9%
First American Financial Corp.	957	37,591
Mercury General Corp.	618	37,692
Old Republic International Corp.	1,833	37,540
		112,823
IT Services - 1.0%
Western Union Co. (The)	1,842	37,485

Leisure Products - 1.0%
Mattel, Inc.	1,464	37,493

Machinery - 1.0%
Caterpillar, Inc.	405	37,568

Media - 1.0%
Regal Entertainment Group, Class A	1,659	37,460

Mortgage Real Estate Investment Trusts (REITs) - 3.9%
Annaly Capital Management, Inc.	3,393	37,696
Chimera Investment Corp.(a)	1,860	37,535
New Residential Investment Corp.	2,214	37,594
Starwood Property Trust, Inc.	1,665	37,595
		150,420
Multiline Retail - 3.9%
Kohl's Corp.	942	37,501
Macy's, Inc.	1,266	37,524
Nordstrom, Inc.	810	37,722

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Target Corp.	681	37,584
		150,331
Multi-Utilities - 6.8%
Ameren Corp.(a)	690	37,667
CenterPoint Energy, Inc.(a)	1,365	37,633
Consolidated Edison, Inc.(a)	483	37,510
Dominion Resources, Inc.(a)	483	37,466
Public Service Enterprise Group, Inc.	846	37,520
SCANA Corp.	576	37,642
WEC Energy Group, Inc.	621	37,651
		263,089
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.(a)	351	37,687
Exxon Mobil Corp.	459	37,643
Occidental Petroleum Corp.	594	37,636
ONEOK, Inc.	675	37,422
Targa Resources Corp.	630	37,737
Valero Energy Corp.	567	37,586
Western Refining, Inc.	1,074	37,665
		263,376
Pharmaceuticals - 1.0%
Pfizer, Inc.	1,101	37,665

Semiconductors & Semiconductor Equipment - 1.9%
Cypress Semiconductor Corp.(a)	2,721	37,441
QUALCOMM, Inc.	654	37,500
		74,941
Specialty Retail - 2.9%
Gap, Inc. (The)(a)	1,548	37,601
L Brands, Inc.	798	37,586
Staples, Inc.	4,284	37,570
		112,757
Technology Hardware, Storage & Peripherals - 1.0%
Xerox Corp.	5,109	37,500

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.(a)	912	37,693

Tobacco - 1.0%
Philip Morris International, Inc.	333	37,596

Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	465	37,470

TOTAL COMMON STOCKS (Cost $3,039,879)		3,194,430

MASTER LIMITED PARTNERSHIPS - 14.8%

Gas Utilities - 1.0%
AmeriGas Partners LP	801	37,719

Oil, Gas & Consumable Fuels - 13.8%
Buckeye Partners LP(a)	549	37,640
DCP Midstream LP(a)	963	37,779
Enbridge Energy Partners LP(a)	2,004	38,076
Energy Transfer Equity LP	1,920	37,882
Energy Transfer Partners LP	1,035	37,798
EnLink Midstream Partners LP(a)	2,058	37,661
Enterprise Products Partners LP	1,356	37,439
Genesis Energy LP	1,170	37,931
NuStar Energy LP	729	37,893
ONEOK Partners LP	693	37,415
Sunoco Logistics Partners LP	1,548	37,802
Tallgrass Energy Partners LP	711	37,825
TC PipeLines LP	630	37,586
Tesoro Logistics LP	693	37,748
		528,475
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $537,127)		566,194

TOTAL LONG POSITIONS (Cost $3,577,006)		3,760,624

SHORT POSITIONS - (49.0)%

COMMON STOCKS - (48.3)%

Airlines - (0.2)%
United Continental Holdings, Inc.*	(132)	(9,324)

Automobiles - (0.2)%
Tesla, Inc.*	(33)	(9,184)

Banks - (3.4)%
Bank of America Corp.	(396)	(9,342)
Citigroup, Inc.	(156)	(9,332)
First Citizens BancShares, Inc., Class A	(27)	(9,055)
First Republic Bank	(99)	(9,287)
Pinnacle Financial Partners, Inc.	(141)	(9,369)
PrivateBancorp, Inc.	(159)	(9,440)
Signature Bank*	(63)	(9,349)
Sterling Bancorp	(393)	(9,314)
SVB Financial Group*	(51)	(9,491)
Synovus Financial Corp.	(228)	(9,352)
Texas Capital Bancshares, Inc.*	(114)	(9,513)
Western Alliance Bancorp*	(192)	(9,425)
Wintrust Financial Corp.	(138)	(9,539)
Zions Bancorp	(222)	(9,324)
		(131,132)
Beverages - (0.3)%
Monster Beverage Corp.*	(204)	(9,419)

Capital Markets - (3.4)%
Affiliated Managers Group, Inc.	(57)	(9,345)
Charles Schwab Corp. (The)	(231)	(9,427)
E*TRADE Financial Corp.*	(270)	(9,420)
FactSet Research Systems, Inc.	(57)	(9,400)
Goldman Sachs Group, Inc. (The)	(42)	(9,648)
Interactive Brokers Group, Inc., Class A	(270)	(9,375)
Intercontinental Exchange, Inc.	(156)	(9,340)
MarketAxess Holdings, Inc.	(51)	(9,562)

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Morningstar, Inc.	(120)	(9,432)
MSCI, Inc.	(96)	(9,330)
Raymond James Financial, Inc.	(123)	(9,380)
S&P Global, Inc.	(72)	(9,413)
SEI Investments Co.	(186)	(9,382)
Stifel Financial Corp.*	(186)	(9,335)
		(131,789)
Chemicals - (0.3)%
Platform Specialty Products Corp.*	(723)	(9,413)

Construction Materials - (0.2)%
Summit Materials, Inc., Class A*	(378)	(9,340)

Consumer Finance - (1.0)%
Ally Financial, Inc.	(462)	(9,392)
OneMain Holdings, Inc.*	(378)	(9,393)
SLM Corp.*	(777)	(9,402)
Synchrony Financial	(273)	(9,364)
		(37,551)
Containers & Packaging - (0.5)%
Berry Plastics Group, Inc.*	(195)	(9,471)
Crown Holdings, Inc.*	(177)	(9,372)
		(18,843)
Distributors - (0.2)%
LKQ Corp.*	(321)	(9,396)

Diversified Consumer Services - (0.5)%
Bright Horizons Family Solutions, Inc.*	(129)	(9,351)
ServiceMaster Global Holdings, Inc.*	(225)	(9,394)
		(18,745)
Diversified Financial Services - (0.7)%
Berkshire Hathaway, Inc., Class B*	(57)	(9,501)
Leucadia National Corp.	(360)	(9,360)
Voya Financial, Inc.	(249)	(9,452)
		(28,313)
Diversified Telecommunication Services - (1.5)%
Level 3 Communications, Inc.*	(492)	(28,152)
Zayo Group Holdings, Inc.*	(855)	(28,130)
		(56,282)
Electric Utilities - (3.5)%
Alliant Energy Corp.	(312)	(12,358)
Edison International	(156)	(12,419)
Eversource Energy	(210)	(12,344)
IDACORP, Inc.	(147)	(12,195)
NextEra Energy, Inc.	(96)	(12,323)
OGE Energy Corp.	(351)	(12,278)
PG&E Corp.	(186)	(12,343)
Pinnacle West Capital Corp.	(147)	(12,257)
Portland General Electric Co.	(276)	(12,260)
Westar Energy, Inc.	(228)	(12,374)
Xcel Energy, Inc.	(276)	(12,268)
		(135,419)
Energy Equipment & Services - (1.2)%
Baker Hughes, Inc.	(156)	(9,332)
Halliburton Co.	(192)	(9,448)
National Oilwell Varco, Inc.	(234)	(9,381)
Patterson-UTI Energy, Inc.	(387)	(9,393)
US Silica Holdings, Inc.	(195)	(9,358)
		(46,912)
Equity Real Estate Investment Trusts (REITs) - (0.7)%
American Homes 4 Rent, Class A	(411)	(9,436)
Equity Commonwealth*	(303)	(9,460)
SBA Communications Corp.*	(78)	(9,389)
		(28,285)
Food & Staples Retailing - (0.5)%
Rite Aid Corp.*	(2,214)	(9,410)
US Foods Holding Corp.*	(336)	(9,401)
		(18,811)
Food Products - (1.0)%
Blue Buffalo Pet Products, Inc.*	(408)	(9,384)
Post Holdings, Inc.*	(108)	(9,452)
TreeHouse Foods, Inc.*	(111)	(9,398)
WhiteWave Foods Co. (The)*	(168)	(9,433)
		(37,667)
Gas Utilities - (2.3)%
Atmos Energy Corp.	(156)	(12,322)
National Fuel Gas Co.	(207)	(12,341)
New Jersey Resources Corp.	(312)	(12,355)
ONE Gas, Inc.	(183)	(12,371)
Southwest Gas Holdings, Inc.	(147)	(12,188)
UGI Corp.	(249)	(12,301)
WGL Holdings, Inc.	(150)	(12,380)
		(86,258)
Health Care Equipment & Supplies - (0.5)%
Boston Scientific Corp.*	(378)	(9,401)
Intuitive Surgical, Inc.*	(12)	(9,198)
		(18,599)
Health Care Providers & Services - (0.5)%
Express Scripts Holding Co.*	(144)	(9,491)
HCA Holdings, Inc.*	(105)	(9,344)
		(18,835)
Hotels, Restaurants & Leisure - (0.7)%
Chipotle Mexican Grill, Inc.*	(21)	(9,356)
Hyatt Hotels Corp., Class A*	(174)	(9,393)
Panera Bread Co., Class A*	(36)	(9,427)
		(28,176)
Household Durables - (0.7)%
Mohawk Industries, Inc.*	(42)	(9,638)
NVR, Inc.*	(3)	(6,321)
Toll Brothers, Inc.*	(261)	(9,425)
		(25,384)
Independent Power and Renewable Electricity Producers - (0.6)%
Calpine Corp.*	(1,116)	(12,332)
NRG Energy, Inc.	(657)	(12,286)
		(24,618)
Insurance - (1.5)%
Alleghany Corp.*	(15)	(9,220)
Loews Corp.	(201)	(9,401)
Markel Corp.*	(9)	(8,782)
Primerica, Inc.	(114)	(9,371)
Torchmark Corp.	(123)	(9,476)
WR Berkley Corp.	(132)	(9,323)
		(55,573)

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - (1.0)%
Amazon.com, Inc.*	(12)	(10,638)
Netflix, Inc.*	(63)	(9,312)
Priceline Group, Inc. (The)*	(6)	(10,680)
TripAdvisor, Inc.*	(216)	(9,323)
		(39,953)
Internet Software & Services - (0.8)%
Alphabet, Inc., Class A*	(12)	(10,174)
Facebook, Inc., Class A*	(66)	(9,375)
Yahoo!, Inc.*	(204)	(9,468)
		(29,017)
IT Services - (0.3)%
PayPal Holdings, Inc.*	(219)	(9,421)

Machinery - (0.3)%
Middleby Corp. (The)*	(69)	(9,415)

Media - (1.7)%
Charter Communications, Inc., Class A*	(30)	(9,820)
Discovery Communications, Inc., Class A*	(324)	(9,425)
DISH Network Corp., Class A*	(147)	(9,333)
Liberty Broadband Corp.*	(111)	(9,445)
Liberty Media Corp-Liberty Formula One, Class A*	(291)	(9,516)
Live Nation Entertainment, Inc.*	(312)	(9,475)
Madison Square Garden Co. (The), Class A*	(48)	(9,586)
		(66,600)
Metals & Mining - (0.2)%
Freeport-McMoRan, Inc.*	(699)	(9,339)

Multiline Retail - (0.3)%
Dollar Tree, Inc.*	(120)	(9,415)

Multi-Utilities - (2.2)%
Black Hills Corp.	(186)	(12,363)
CMS Energy Corp.	(276)	(12,348)
DTE Energy Co.	(120)	(12,253)
MDU Resources Group, Inc.	(450)	(12,317)
NiSource, Inc.	(516)	(12,276)
Sempra Energy	(111)	(12,266)
Vectren Corp.	(210)	(12,308)
		(86,131)
Oil, Gas & Consumable Fuels - (8.8)%
Anadarko Petroleum Corp.	(153)	(9,486)
Antero Resources Corp.*	(411)	(9,375)
Apache Corp.	(186)	(9,559)
Cabot Oil & Gas Corp.	(396)	(9,468)
Cheniere Energy, Inc.*	(198)	(9,359)
Chesapeake Energy Corp.*	(1,587)	(9,427)
Cimarex Energy Co.	(78)	(9,320)
Concho Resources, Inc.*	(72)	(9,241)
ConocoPhillips	(189)	(9,425)
CONSOL Energy, Inc.*	(564)	(9,464)
Devon Energy Corp.	(225)	(9,387)
Diamondback Energy, Inc.*	(90)	(9,334)
Energen Corp.*	(174)	(9,473)
EOG Resources, Inc.	(96)	(9,365)
EQT Corp.	(153)	(9,348)
Hess Corp.	(195)	(9,401)
Kinder Morgan, Inc.	(432)	(9,392)
Laredo Petroleum, Inc.*	(648)	(9,461)
Marathon Oil Corp.	(597)	(9,433)
Marathon Petroleum Corp.	(186)	(9,400)
Newfield Exploration Co.*	(255)	(9,412)
Noble Energy, Inc.	(276)	(9,478)
Oasis Petroleum, Inc.*	(663)	(9,454)
Parsley Energy, Inc., Class A*	(291)	(9,460)
PDC Energy, Inc.*	(150)	(9,353)
Phillips 66	(120)	(9,506)
Pioneer Natural Resources Co.	(51)	(9,498)
QEP Resources, Inc.*	(741)	(9,418)
Range Resources Corp.	(324)	(9,428)
Rice Energy, Inc.*	(396)	(9,385)
RSP Permian, Inc.*	(228)	(9,446)
Southwestern Energy Co.*	(1,158)	(9,461)
Tallgrass Energy GP LP	(327)	(9,405)
Tesoro Corp.	(117)	(9,484)
Whiting Petroleum Corp.*	(996)	(9,422)
WPX Energy, Inc.*	(705)	(9,440)
		(339,168)
Paper & Forest Products - (0.2)%
Louisiana-Pacific Corp.*	(378)	(9,382)

Personal Products - (0.3)%
Edgewell Personal Care Co.*	(129)	(9,435)

Professional Services - (0.5)%
TransUnion*	(243)	(9,319)
Verisk Analytics, Inc.*	(117)	(9,493)
		(18,812)
Real Estate Management & Development - (1.0)%
CBRE Group, Inc., Class A*	(273)	(9,498)
Howard Hughes Corp. (The)*	(81)	(9,497)
Jones Lang LaSalle, Inc.	(84)	(9,362)
Realogy Holdings Corp.	(315)	(9,384)
		(37,741)
Software - (1.0)%
Adobe Systems, Inc.*	(72)	(9,369)
Dell Technologies, Inc., Class V*	(147)	(9,420)
salesforce.com, Inc.*	(114)	(9,404)
VMware, Inc., Class A*	(102)	(9,398)
		(37,591)
Specialty Retail - (1.7)%
AutoNation, Inc.*	(225)	(9,515)
AutoZone, Inc.*	(12)	(8,677)
Burlington Stores, Inc.*	(96)	(9,340)
CarMax, Inc.*	(159)	(9,416)
Michael's Cos., Inc. (The)*	(423)	(9,471)
O'Reilly Automotive, Inc.*	(36)	(9,714)
Ulta Beauty, Inc.*	(33)	(9,412)
		(65,545)

See accompanying notes to schedule of investments.

FQF Trust
QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - (0.3)%
Lululemon Athletica, Inc.*	(183)	(9,492)

Thrifts & Mortgage Finance - (0.5)%
MGIC Investment Corp.*	(930)	(9,421)
Radian Group, Inc.	(522)	(9,375)
		(18,796)
Trading Companies & Distributors - (0.5)%
HD Supply Holdings, Inc.*	(228)	(9,376)
United Rentals, Inc.*	(75)	(9,379)
		(18,755)
Water Utilities - (0.6)%
American Water Works Co., Inc.	(159)	(12,365)
Aqua America, Inc.	(384)	(12,346)
		(24,711)
TOTAL COMMON STOCKS (Proceeds $(1,788,935))		(1,851,987)

MASTER LIMITED PARTNERSHIPS - (0.7)%

Oil, Gas & Consumable Fuels - (0.7)%
Boardwalk Pipeline Partners LP	(513)	(9,393)
Phillips 66 Partners LP	(183)	(9,397)
Shell Midstream Partners LP	(291)	(9,379)

TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(27,574))		(28,169)

TOTAL SHORT POSITIONS (Proceeds $(1,816,509))		(1,880,156)

Total Investments - 49.0% (Cost $1,760,497)		1,880,468
Other Assets Less Liabilities - 51.0%		1,956,663
Net assets - 100.0%		3,837,131

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,078,051.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,391
Aggregate gross unrealized depreciation	(235,620)
Net unrealized appreciation	$50,771
Federal income tax cost of investments	$1,829,697

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investment

March 31, 2017 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value (“NAV”) of $25.00 per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2017 for each fund based upon the three levels defined above:

FQF Trust

Notes to Quarterly Schedule of Investment (continued)

March 31, 2017 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,930,272	$58,867	$—	$1,989,139
Liabilities:	(1,862,950)	(78,577)	—	(1,941,527)
Totals:	$67,322	$(19,710)	$—	$47,612
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,118,060	$50,023	$—	$1,168,083
Liabilities:	(1,129,675)	(16,468)	—	(1,146,143)
Totals:	$(11,615)	$33,555	$—	$21,940
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,817,318	$67,801	$—	$1,885,119
Liabilities:	(1,797,138)	(78,180)	—	(1,875,318)
Totals:	$20,180	$(10,379)	$—	$9,801
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$7,052,523	$159,467	$—	$7,211,990
Liabilities:	(6,945,614)	(96,030)	—	(7,041,644)
Totals:	$106,909	$63,437	$—	$170,346
QuantShares Hedged Dividend Income Fund
Assets:	$3,760,624	$—	$—	$3,760,624
Liabilities:	(1,880,156)	—	—	(1,880,156)
Totals:	$1,880,468	$—	$—	$1,880,468

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended March 31, 2017, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of March 31, 2017, based on levels assigned to securities on June 30, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

FQF Trust

Notes to Quarterly Schedule of Investment (continued)

March 31, 2017 (Unaudited)

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended March 31, 2017:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$334,963	$(373,572)
QuantShares U.S. Market Neutral Value Fund	319,776	(302,251)
QuantShares U.S. Market Neutral Size Fund	331,748	(369,014)
QuantShares U.S. Market Neutral Anti-Beta Fund	1,509,902	(1,311,014)

FQF Trust

Notes to Quarterly Schedule of Investment (continued)

March 31, 2017 (Unaudited)

3. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk: For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities where there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For the QuantShares Hedged Dividend Income Fund, high dividend investing entails a risk that a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its NAV by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

FQF Trust

Notes to Quarterly Schedule of Investment (continued)

March 31, 2017 (Unaudited)

Master Limited Partnership Risk: The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are ‘‘qualified publicly traded partnerships’’ for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, the Funds will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Single Factor Risk: Each Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment a Fund is not a complete investment program.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche
William H. DeRoche
President
May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche
William H. DeRoche
President
May 25, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 25, 2017